Quarterly Holdings Report
for
Strategic Advisers® Income Opportunities Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2024
SRQ-NPRT3-0125
1.912885.114
Asset-Backed Securities - 1.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 1.5%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.9674% 7/20/2034 (b)(c)(d)	100,000	100,131
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.0602% 1/20/2035 (b)(c)(d)	150,000	150,000
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (b)(c)(d)	100,000	100,810
Battalion Clo Xv Ltd / Battalion Clo Xv LLC Series 2024-15A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.9475% 1/17/2033 (b)(c)(d)	3,500,000	3,509,545
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.3674% 10/20/2037 (b)(c)(d)	100,000	101,426
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	149,991
Jamestown CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.8174% 4/20/2032 (b)(c)(d)	2,183,613	2,186,197
Octagon Investment Partners 31 Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.7816% 7/20/2030 (b)(c)(d)	1,269,747	1,271,779
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (b)(c)(d)	100,000	101,299
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 6.2% 1/15/2033 (b)(c)(d)(e)	250,000	250,000
Rockford Tower CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.52%, 6.1374% 1/20/2036 (b)(c)(d)	2,400,000	2,401,536
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (b)(c)(d)	125,000	126,657
Sound PT Clo Xxix Ltd / Sound PT Clo Xxix LLC Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3316%, 5.9575% 4/25/2034 (b)(c)(d)	2,250,000	2,252,259
TICP CLO VII Ltd Series 2024-7A Class ASR2, CME Term SOFR 3 month Index + 1.3%, 5.9473% 4/15/2033 (b)(c)(d)	2,500,000	2,506,367
Trinitas Clo Ltd Series 2024-26A Class A1, CME Term SOFR 3 month Index + 1.69%, 6.3074% 1/20/2035 (b)(c)(d)	2,300,000	2,303,611
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		17,511,608
UNITED STATES - 0.0%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (b)(c)(d)	150,000	151,694
TOTAL ASSET-BACKED SECURITIES (Cost $17,618,236)		17,663,302

Bank Loan Obligations - 2.8%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Xplore Inc/CA Tranche B, term loan CME Term SOFR 3 month Index + 1.5%, 0% 10/31/2029 (b)(c)(f)(g)	106,502	104,904
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 12.1813% 9/13/2029 (b)(c)(f)(h)	6,682	6,669
TOTAL CANADA		111,573
INDIA - 0.0%
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 4.62% 8/9/2025 (b)(c)(f)	66,104	64,927
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd Tranche B, term loan CME Term SOFR 3 month Index + 0%, 12.0627% 5/29/2027 (b)(c)(f)	43,794	41,896
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.6559% 10/31/2027 (b)(c)(f)	646,018	558,405
NETHERLANDS - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0051% 1/3/2028 (b)(c)(f)	90,000	90,243
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.8653% 8/27/2028 (b)(c)(f)	177,510	160,647
TOTAL NETHERLANDS		250,890
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (b)(c)(f)	547,250	527,549
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.0726% 9/13/2029 (b)(c)(f)	497,064	429,130
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6871% 7/21/2030 (b)(c)(f)	242,704	241,388
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.3312% 2/7/2028 (b)(c)(f)	875,437	877,187
TOTAL UNITED KINGDOM		1,547,705
UNITED STATES - 2.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.1%
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9738% 11/30/2027 (b)(c)(f)	174,093	174,421
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.56%, 0% 4/15/2029 (b)(c)(f)(g)	139,945	142,832
Level 3 Financing Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 6.56%, 0% 4/15/2030 (b)(c)(f)(g)	140,055	143,031
Xplore Inc 1LN, term loan CME Term SOFR 1 month Index + 1.5%, 0% 10/24/2031 (b)(c)(f)(g)	375,657	301,465
		761,749
Media - 0.4%
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.1093% 1/18/2028 (b)(c)(f)	1,872,323	1,836,524
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.7717% 5/25/2026 (b)(c)(f)	151,828	129,687
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% (b)(c)(f)(g)(i)	609,126	2,857
Diamond Sports Group LLC Tranche DIP, term loan 10% 8/2/2027 (f)	1,373,723	1,463,015
Radiate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.0496% 9/25/2026 (b)(c)(f)	1,243,119	1,082,807
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1871% 9/30/2026 (b)(c)(f)	330,000	319,895
		4,834,785
TOTAL COMMUNICATION SERVICES		5,596,534

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
First Brands Group LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 0% 3/30/2028 (b)(c)(f)(g)	370,000	340,400
Tenneco Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/17/2028 (b)(c)(f)(g)	262,330	255,486
		595,886
Broadline Retail - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1711% 6/18/2029 (b)(c)(f)	26,539	23,274
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (b)(c)(f)	646,174	544,971
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (c)(f)	143,191	128,872
		673,843
Hotels, Restaurants & Leisure - 0.1%
Bulldog Purchaser Inc Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.3537% 6/14/2032 (b)(c)(f)	35,000	34,868
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.8653% 9/18/2026 (b)(c)(f)	343,089	343,947
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.8653% 6/1/2028 (b)(c)(f)	100,000	96,964
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 4/1/2029 (b)(c)(f)	86,985	85,422
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (b)(c)(f)	656,835	630,234
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.347% 12/30/2026 (b)(c)(f)	50,000	48,375
		1,239,810
Household Durables - 0.2%
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (b)(c)(f)	99,733	99,679
Sunset Debt Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/6/2028 (b)(c)(f)(g)	1,677,000	1,357,767
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9226% 6/29/2028 (b)(c)(f)	261,000	246,133
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 10/30/2027 (b)(c)(f)	268,281	254,309
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 10/30/2027 (b)(c)(f)	95,000	90,210
		2,048,098
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4721% 6/6/2031 (b)(c)(f)	496,314	489,267
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.6886% 9/10/2029 (b)(c)(f)	74,813	71,134
		560,401
TOTAL CONSUMER DISCRETIONARY		5,141,312

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.1657% 8/2/2028 (b)(c)(f)	15,000	14,709
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy Inc 1LN, term loan 0% (c)(f)(g)(h)(i)	373,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(f)(g)(h)(i)	864,602	0
Prairie ECI Acquiror LP 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3226% 8/1/2029 (b)(c)(f)	366,307	368,597
		368,597
Financials - 0.6%
Capital Markets - 0.0%
Edelman Financial Engines Center LLC/The 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 7/20/2026 (b)(c)(f)(g)	23,302	23,404
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 11/19/2031 (b)(c)(f)(g)	20,000	20,075
		43,479
Insurance - 0.6%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8492% 11/6/2030 (b)(c)(f)	299,250	299,561
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.9371% 1/31/2028 (b)(c)(f)	476,000	466,651
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.9371% 1/20/2029 (b)(c)(f)	4,165,481	4,051,681
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3537% 5/6/2032 (b)(c)(f)	1,000,000	1,020,500
		5,838,393
TOTAL FINANCIALS		5,881,872

Health Care - 0.1%
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.6037% 6/28/2029 (b)(c)(f)	110,268	109,165
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.5726% 9/24/2031 (b)(c)(f)	106,275	105,137
Modivcare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3434% 7/1/2031 (b)(c)(f)	159,600	153,535
WCG Intermediate Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 1/8/2027 (b)(c)(f)	139	139
		367,976
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 2/15/2029 (b)(c)(f)	50,000	50,125
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6717% 5/1/2031 (b)(c)(f)	597,250	599,490
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/27/2031 (b)(c)(f)(g)	260,000	260,278
		909,893
Pharmaceuticals - 0.0%
Bausch Health Cos Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/27/2027 (b)(c)(f)(g)	500,000	491,320
TOTAL HEALTH CARE		1,769,189

Industrials - 0.2%
Aerospace & Defense - 0.0%
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(c)(f)(g)	147,692	147,692
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(c)(f)(g)	12,308	12,308
		160,000
Commercial Services & Supplies - 0.0%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 2/10/2031 (b)(c)(f)	35,000	34,490
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (b)(c)(f)	146,950	146,077
		180,567
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.629% 4/20/2028 (b)(c)(f)	456,733	471,138
Professional Services - 0.2%
Corelogic Inc 2LN, term loan CME Term SOFR 1 month Index + 6.5%, 0% 6/4/2029 (b)(c)(f)(g)	895,000	871,989
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 6/2/2028 (b)(c)(f)	427,291	424,552
Nielsen Holdings Ltd 2LN, term loan 3 month U.S. LIBOR + 0%, 0% 10/11/2029 (b)(c)(f)(g)	280,000	280,000
		1,576,541
TOTAL INDUSTRIALS		2,388,246

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Likewize Corp 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 7/30/2031 (b)(c)(f)(g)	183,333	178,750
Likewize Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 7/30/2031 (b)(c)(f)(g)	16,667	16,250
		195,000
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.9175% 2/10/2028 (b)(c)(f)	252,000	241,920
Software - 0.6%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.4226% 12/10/2029 (b)(c)(f)	1,657,000	1,652,858
Boxer Parent Co Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3354% 7/30/2031 (b)(c)(f)	75,000	75,477
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 11/15/2032 (b)(c)(f)(g)	655,000	658,275
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5951% 10/29/2029 (b)(c)(f)(g)	150,000	151,547
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 12.1813% 9/13/2029 (b)(c)(f)(h)	286,106	285,533
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8867% 10/9/2031 (b)(c)(f)	80,000	80,004
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8867% 10/12/2032 (b)(c)(f)	85,000	83,902
McAfee Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9061% 3/1/2029 (b)(c)(f)	306,843	307,687
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 6/2/2028 (b)(c)(f)	39,897	40,040
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.6139% 6/4/2029 (b)(c)(f)	130,000	127,807
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 11/21/2032 (b)(c)(f)(g)	490,713	492,553
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (b)(c)(f)(g)	260,000	261,409
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.997% 5/15/2028 (b)(c)(f)	61,757	63,422
RealPage Inc 2LN, term loan CME Term SOFR 1 month Index + 0%, 0% 2/17/2029 (b)(c)(f)(g)	1,276,687	1,259,362
Skillsoft US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 7/16/2028 (b)(c)(f)(g)	432,946	346,357
		5,886,233
TOTAL INFORMATION TECHNOLOGY		6,323,153

Materials - 0.2%
Chemicals - 0.2%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (b)(c)(f)	59,538	50,374
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.4374% 6/12/2028 (b)(c)(f)(j)	18,687	18,827
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(c)(f)	17,469	17,600
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.6287% 7/3/2028 (b)(c)(f)	85,000	83,628
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1638% 3/15/2029 (b)(c)(f)	357,309	359,478
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 12.1101% 3/15/2030 (b)(c)(f)	40,000	37,140
Iris Holding Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 6/15/2028 (b)(c)(f)(g)	326,266	312,027
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3377% 8/22/2031 (b)(c)(f)	250,000	242,658
Minerals Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 11/21/2031 (b)(c)(f)	35,000	35,044
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 11/22/2031 (b)(c)(f)(g)	260,000	257,075
Venator Finance Sarl Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 10/12/2028 (b)(c)(f)(g)	468,000	464,490
		1,878,341
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 2/3/2029 (b)(c)(f)(g)	481,451	481,153
Paper & Forest Products - 0.0%
Treasure Holdco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9061% 11/4/2031 (b)(c)(f)	100,000	100,125
TOTAL MATERIALS		2,459,619

Utilities - 0.0%
Electric Utilities - 0.0%
Heritage Power LLC 1LN, term loan 0% 7/20/2028 (c)(f)(g)(h)	184,246	181,482
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 9.016% 11/14/2025 (b)(c)(f)	90,000	88,875
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4371% 3/25/2028 (b)(c)(f)	239,742	231,816
		320,691
TOTAL UTILITIES		502,173

TOTAL UNITED STATES		30,445,404
TOTAL BANK LOAN OBLIGATIONS (Cost $34,872,280)		33,548,349

Common Stocks - 1.4%
	Shares	Value ($)
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Corp (United States)	10,000	260,499
JAMAICA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Digicel Ltd (h)(k)	302,425	1,034,294
LUXEMBOURG - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Intelsat SA/Luxembourg (h)	35,616	1,231,245
UNITED STATES - 1.2%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Expand Energy Corp	3,374	333,891
Mesquite Energy Inc (h)(k)	46,770	4,016,639
New Fortress Energy Inc (l)	10,638	113,507
		4,464,037
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton Dickinson & Co	1,161	257,626
Health Care Providers & Services - 0.0%
Cano Health LLC (h)	18,393	224,762
Cano Health LLC warrants (h)(k)	938	3,686
		228,448
TOTAL HEALTH CARE		486,074

Information Technology - 0.1%
Communications Equipment - 0.0%
Ciena Corp (k)	3,807	265,424
IT Services - 0.1%
GTT Communications Inc (h)(k)	24,499	1,302,367
TOTAL INFORMATION TECHNOLOGY		1,567,791

Materials - 0.5%
Chemicals - 0.4%
TPC Group Inc (h)(k)(m)	127,050	4,538,226
Venator Materials PLC (k)	1,499	404,730
		4,942,956
Metals & Mining - 0.1%
Constellium SE (k)	25,600	313,856
Freeport-McMoRan Inc	6,538	288,980
		602,836
TOTAL MATERIALS		5,545,792

Utilities - 0.2%
Electric Utilities - 0.1%
Heritage Power LLC (h)	25,111	1,293,217
Heritage Power LLC (d)(h)	1,104	56,856
Heritage Power LLC (h)	28,900	14,450
		1,364,523
Gas Utilities - 0.1%
Ferrellgas Partners LP Class B	5,047	752,255
TOTAL UTILITIES		2,116,778

TOTAL UNITED STATES		14,180,472
TOTAL COMMON STOCKS (Cost $12,684,309)		16,706,510

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	555,370	617,155
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Rivian Automotive Inc 3.625% 10/15/2030	367,000	319,538
Rivian Automotive Inc 4.625% 3/15/2029	705,000	693,984
		1,013,522
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments Inc 1.25% 6/1/2030 (d)	158,000	160,981
ON Semiconductor Corp 0% 5/1/2027 (n)	114,000	163,211
Wolfspeed Inc 1.875% 12/1/2029	403,000	174,097
		498,289
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	141,000	122,489
Redfin Corp 0.5% 4/1/2027	401,000	299,066
		421,555
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027 (d)	133,000	149,530
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 11/15/2025 (d)(n)(o)	56,000	52,416
NextEra Energy Partners LP 2.5% 6/15/2026 (d)	174,000	162,486
		214,902
TOTAL UTILITIES		364,432

TOTAL UNITED STATES		2,914,953
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,980,804)		2,914,953

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Ares Management Corp 6.75% Series B	8,000	442,960
Industrials - 0.1%
Aerospace & Defense - 0.1%
Boeing Co 6%	10,802	585,468
TOTAL UNITED STATES		1,028,428
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $945,520)		1,028,428

Fixed-Income Funds - 46.6%
	Shares	Value ($)
Artisan High Income Fund Investor Shares	12,893,713	118,235,350
BlackRock High Yield Portfolio Class K	14,810,198	106,633,424
Eaton Vance Income Fund of Boston Class A	17,847,891	93,522,946
Fidelity Capital & Income Fund (p)	14,151,049	146,746,377
NYLI MacKay High Yield Corporate Bond Fund Class A	10,013,622	52,471,380
Vanguard High-Yield Corporate Fund Admiral Shares	7,518,782	41,202,927
TOTAL FIXED-INCOME FUNDS (Cost $505,383,143)		558,812,404

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Puerto Rico - 0.1%
Other - 0.1%
Puerto Rico Comwlth Gen. Oblig. 0% 11/1/2043 (c) (Cost $1,124,274)	1,948,263	1,203,052
TOTAL MUNICIPAL SECURITIES (Cost $1,124,274)		1,203,052

Non-Convertible Corporate Bonds - 44.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coronado Finance Pty Ltd 9.25% 10/1/2029 (d)		200,000	205,943
Materials - 0.1%
Chemicals - 0.0%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (d)		175,000	162,379
Metals & Mining - 0.1%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (d)		100,000	91,652
Mineral Resources Ltd 8% 11/1/2027 (d)		100,000	101,923
Mineral Resources Ltd 8.5% 5/1/2030 (d)		345,000	352,553
Mineral Resources Ltd 9.25% 10/1/2028 (d)		370,000	387,547
			933,675
TOTAL MATERIALS			1,096,054

TOTAL AUSTRALIA			1,301,997
AUSTRIA - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Benteler International AG 10.5% 5/15/2028 (d)		295,000	309,111
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		200,000	196,494
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)		200,000	194,356
BRAZIL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (d)		200,000	200,900
Energy - 0.0%
Energy Equipment & Services - 0.0%
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		200,000	212,757
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (d)		831,000	817,496
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		250,512	243,498
			1,060,994
TOTAL BRAZIL			1,474,651
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 7% 10/20/2025 (d)		335,000	337,653
Golar LNG Ltd 7.75% 9/19/2029 (d)(q)		400,000	396,932

TOTAL CAMEROON			734,585
CANADA - 2.1%
Consumer Discretionary - 0.4%
Distributors - 0.1%
Ritchie Bros Holdings Inc 6.75% 3/15/2028 (d)		255,000	262,535
Ritchie Bros Holdings Inc 7.75% 3/15/2031 (d)		520,000	549,977
			812,512
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		1,614,000	1,465,744
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		355,000	355,220
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		99,000	100,636
Great Canadian Gaming Corp 8.75% 11/15/2029 (d)		465,000	483,676
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		310,000	319,692
			2,724,968
Household Durables - 0.1%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (d)		454,000	426,147
Brookfield Residential Properties Inc / Brookfield Residential US LLC 5% 6/15/2029 (d)		175,000	165,635
Brookfield Residential Properties Inc / Brookfield Residential US LLC 6.25% 9/15/2027 (d)		563,000	562,093
Empire Communities Corp 9.75% 5/1/2029 (d)		275,000	293,055
			1,446,930
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)		525,000	479,296
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		365,000	353,559
			832,855
Energy - 0.3%
Energy Equipment & Services - 0.0%
Precision Drilling Corp 6.875% 1/15/2029 (d)		25,000	25,027
Precision Drilling Corp 7.125% 1/15/2026 (d)		200,000	200,042
			225,069
Oil, Gas & Consumable Fuels - 0.3%
Baytex Energy Corp 7.375% 3/15/2032 (d)		170,000	169,377
Conuma Resources Ltd 13.125% 5/1/2028 (d)		302,000	306,685
MEG Energy Corp 5.875% 2/1/2029 (d)		111,000	109,897
Parkland Corp 4.5% 10/1/2029 (d)		280,000	261,737
Parkland Corp 4.625% 5/1/2030 (d)		1,130,000	1,052,346
Parkland Corp 6.625% 8/15/2032 (d)		155,000	155,957
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)(d)		235,000	245,948
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)(d)		75,000	77,429
Vermilion Energy Inc 6.875% 5/1/2030 (d)		785,000	787,813
			3,167,189
TOTAL ENERGY			3,392,258

Financials - 0.1%
Consumer Finance - 0.0%
goeasy Ltd 6.875% 5/15/2030 (d)		135,000	137,428
goeasy Ltd 7.625% 7/1/2029 (d)		100,000	103,762
goeasy Ltd 9.25% 12/1/2028 (d)		35,000	37,460
			278,650
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (d)		375,000	405,963
Jones Deslauriers Insurance Management Inc 8.5% 3/15/2030 (d)		695,000	737,639
			1,143,602
TOTAL FINANCIALS			1,422,252

Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (d)		310,000	309,829
Industrials - 0.3%
Aerospace & Defense - 0.3%
Bombardier Inc 6% 2/15/2028 (d)		1,000,000	998,799
Bombardier Inc 7% 6/1/2032 (d)		130,000	132,655
Bombardier Inc 7.25% 7/1/2031 (d)		435,000	449,314
Bombardier Inc 7.5% 2/1/2029 (d)		575,000	600,226
Bombardier Inc 7.875% 4/15/2027 (d)		286,000	286,763
Bombardier Inc 8.75% 11/15/2030 (d)		475,000	514,110
			2,981,867
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (d)		100,000	101,887
Garda World Security Corp 8.375% 11/15/2032 (d)		105,000	107,727
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		375,000	386,298
			595,912
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (d)		145,000	141,461
TOTAL INDUSTRIALS			3,719,240

Information Technology - 0.2%
Software - 0.2%
Dye & Durham Ltd 8.625% 4/15/2029 (d)		1,081,000	1,139,760
Open Text Corp 3.875% 2/15/2028 (d)		125,000	117,986
Open Text Holdings Inc 4.125% 12/1/2031 (d)		300,000	268,635
Open Text Holdings Inc 4.125% 2/15/2030 (d)		345,000	317,918
			1,844,299
Materials - 0.5%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027		501,000	492,100
Methanex Corp 5.25% 12/15/2029		405,000	395,832
Methanex Corp 5.65% 12/1/2044		447,000	398,967
NOVA Chemicals Corp 4.25% 5/15/2029 (d)		435,000	403,076
NOVA Chemicals Corp 5% 5/1/2025 (d)		200,000	199,139
NOVA Chemicals Corp 5.25% 6/1/2027 (d)		107,000	105,128
NOVA Chemicals Corp 7% 12/1/2031 (d)		230,000	235,043
NOVA Chemicals Corp 8.5% 11/15/2028 (d)		35,000	37,305
NOVA Chemicals Corp 9% 2/15/2030 (d)		35,000	37,869
			2,304,459
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (d)		475,000	467,114
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (d)		437,000	432,045
			899,159
Metals & Mining - 0.2%
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		460,000	453,337
Hudbay Minerals Inc 6.125% 4/1/2029 (d)		1,024,000	1,033,034
New Gold Inc 7.5% 7/15/2027 (d)		530,000	536,436
Taseko Mines Ltd 8.25% 5/1/2030 (d)		90,000	93,058
			2,115,865
TOTAL MATERIALS			5,319,483

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Mattamy Group Corp 4.625% 3/1/2030 (d)		1,100,000	1,038,520
Utilities - 0.1%
Gas Utilities - 0.1%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (d)		490,000	451,419
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp 7.75% 11/15/2029		205,000	215,715
TOTAL UTILITIES			667,134

TOTAL CANADA			23,530,280
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		171,000	163,305
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par 4.05% 4/27/2026 (d)		290,000	279,646
TOTAL CHILE			442,951
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		435,000	220,937
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		451,000	426,862
			647,799
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (d)		205,000	177,261
TOTAL COLOMBIA			825,060
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)		895,000	914,540
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		370,000	351,500
TOTAL FINLAND			1,266,040
FRANCE - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Altice France SA 5.125% 1/15/2029 (d)		642,000	485,747
Altice France SA 5.125% 7/15/2029 (d)		1,051,000	800,942
Iliad Holding SASU 6.5% 10/15/2026 (d)		350,000	355,871
Iliad Holding SASU 7% 10/15/2028 (d)		245,000	248,801
Iliad Holding SASU 7% 4/15/2032 (d)(e)		410,000	414,422
Iliad Holding SASU 8.5% 4/15/2031 (d)		695,000	739,963
			3,045,746
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (d)		464,000	484,937
Viridien 8.75% 4/1/2027 (d)		385,000	375,948
			860,885
Industrials - 0.0%
Machinery - 0.0%
Loxam SAS 6.375% 5/31/2029 (d)	EUR	190,000	211,524
TOTAL FRANCE			4,118,155
GERMANY - 0.3%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 4.75% 4/29/2025 (d)		290,000	287,915
ZF North America Capital Inc 6.75% 4/23/2030 (d)		435,000	424,519
ZF North America Capital Inc 6.875% 4/14/2028 (d)		85,000	85,388
ZF North America Capital Inc 6.875% 4/23/2032 (d)		140,000	134,493
ZF North America Capital Inc 7.125% 4/14/2030 (d)		325,000	322,824
			1,255,139
Industrials - 0.2%
Machinery - 0.2%
TK Elevator Holdco GmbH 6.625% 7/15/2028 (q)	EUR	1,125,000	1,189,724
TK Elevator Holdco GmbH 7.625% 7/15/2028 (d)		190,000	190,715
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)		1,046,000	1,030,180
			2,410,619
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 5.125% 2/1/2029		125,000	109,340
TOTAL GERMANY			3,775,098
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		115,000	109,214
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		56,000	54,232
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		200,000	190,938
Tullow Oil PLC 10.25% 5/15/2026 (d)		185,000	166,038
Tullow Oil PLC 7% 3/1/2025 (d)		170,000	162,050

TOTAL GHANA			682,472
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Azorra Finance Ltd 7.75% 4/15/2030 (d)		370,000	371,736
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		200,000	205,294

TOTAL GRAND CAYMAN (UK OVERSEAS TER)			577,030
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (d)		65,000	57,655
Millicom International Cellular SA 5.125% 1/15/2028 (d)		130,500	125,852
Millicom International Cellular SA 7.375% 4/2/2032 (d)		100,000	101,875

TOTAL GUATEMALA			285,382
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		170,000	160,528
IRELAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		245,000	242,473
GGAM Finance Ltd 6.875% 4/15/2029 (d)		110,000	112,261
GGAM Finance Ltd 7.75% 5/15/2026 (d)		145,000	147,792
GGAM Finance Ltd 8% 2/15/2027 (d)		598,000	619,462
GGAM Finance Ltd 8% 6/15/2028 (d)		410,000	433,191
			1,555,179
Industrials - 0.0%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)		155,000	154,889
TOTAL IRELAND			1,710,068
ISRAEL - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(q)		20,000	19,690
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(q)		180,000	167,217
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(q)		35,000	31,165
Energean PLC 6.5% 4/30/2027 (d)		225,000	224,508
			442,580
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Co LLC 6.15% 2/1/2036		174,000	176,080
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		840,000	863,851
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		435,000	470,780
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		555,000	624,077
			2,134,788
TOTAL ISRAEL			2,577,368
ITALY - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Inter Media and Communication SpA 6.75% 2/9/2027 (q)	EUR	451,082	486,215
Lottomatica Group Spa 7.125% 6/1/2028 (d)	EUR	130,000	144,590
			630,805
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(d)		200,000	177,151
Intesa Sanpaolo SpA 4.95% 6/1/2042 (c)(d)		200,000	159,899
UniCredit SpA 5.459% 6/30/2035 (c)(d)		254,000	249,156
UniCredit SpA 5.861% 6/19/2032 (c)(d)		75,000	75,194
			661,400
TOTAL ITALY			1,292,205
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Holdings Ltd 0% 12/31/2030 (d)(h)(n)(o)		38,192	2,849
Digicel Group Holdings Ltd 0% 12/31/2030 (d)(h)(n)(o)		201	201
Digicel Group Holdings Ltd 0% 12/31/2030 (d)(h)(n)(o)		24,712	168
Digicel Intermediate Holdings Ltd / Digicel International Finance Ltd / Difl US 12% 5/25/2027 pay-in-kind (c)		206,767	201,081
Digicel Midco Ltd / Difl US II LLC 10.5% 11/25/2028 pay-in-kind (c)		23,940	20,289

TOTAL JAMAICA			224,588
LUXEMBOURG - 0.4%
Communication Services - 0.4%
Media - 0.3%
Altice Financing SA 5% 1/15/2028 (d)		600,000	478,985
Altice Financing SA 5.75% 8/15/2029 (d)		1,106,000	837,827
Altice Financing SA 9.625% 7/15/2027 (d)		600,000	565,450
Altice France Holding SA 10.5% 5/15/2027 (d)		725,000	207,590
Altice France Holding SA 6% 2/15/2028 (d)		1,350,000	358,112
			2,447,964
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (d)		695,000	645,911
Intelsat Jackson Holdings SA 9.75% (d)(h)(i)		50,000	0
			645,911
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Albion Financing 2 Sarl 8.75% 4/15/2027 (d)		370,000	376,642
Financials - 0.0%
Financial Services - 0.0%
Cruise Yacht Upper HoldCo Ltd 11.875% 7/5/2028		200,000	206,065
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 6.125% 10/15/2026 (d)		405,000	405,227
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)		225,000	208,494
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)		80,000	82,638
			291,132
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		95,000	83,557
Containers & Packaging - 0.0%
ARD Finance SA 6.5% 6/30/2027 pay-in-kind (c)(d)		639,279	132,651
TOTAL MATERIALS			216,208

TOTAL LUXEMBOURG			4,589,149
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Wynn Macau Ltd 5.625% 8/26/2028 (d)		500,000	478,438
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (d)		110,000	109,945
MEXICO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 6.5% 3/13/2027		235,000	229,273
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (d)		465,000	415,543
Ziggo Bond Co BV 6% 1/15/2027 (d)		20,000	20,003
Ziggo BV 4.875% 1/15/2030 (d)		170,000	157,018
			592,564
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (d)		273,000	271,302
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 5.5% 8/15/2026 (d)		19,000	18,961
Trivium Packaging Finance BV 8.5% 8/15/2027 (d)		142,000	142,254
			161,215
TOTAL NETHERLANDS			1,025,081
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		175,000	173,031
IHS Holding Ltd 6.25% 11/29/2028 (d)		40,000	37,756
IHS Holding Ltd 7.875% 5/29/2030 (d)		175,000	171,938
IHS Holding Ltd 8.25% 11/29/2031 (d)		200,000	196,562

TOTAL NIGERIA			579,287
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		755,000	773,027
TGS ASA 8.5% 1/15/2030 (d)(e)		200,000	205,030

TOTAL NORWAY			978,057
PANAMA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		1,080,000	1,080,140
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 6.875% 9/15/2027 (d)		833,000	826,358
TOTAL PANAMA			1,906,498
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		270,000	257,828
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)		250,000	205,210
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)		615,000	559,678

TOTAL PUERTO RICO			764,888
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		345,000	250,988
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Cirsa Finance International Sarl 10.375% 11/30/2027 (d)	EUR	90,000	100,112
Cirsa Finance International Sarl 6.5% 3/15/2029 (d)	EUR	100,000	111,421
			211,533
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		170,000	155,099
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)		15,000	14,186
TOTAL SPAIN			380,818
SWITZERLAND - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		720,000	635,155
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		660,000	648,853
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		429,000	429,380
			1,713,388
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		325,000	326,140
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		35,000	30,137
			356,277
TOTAL SWITZERLAND			2,069,665
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		535,000	543,881
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (d)		570,000	561,684
UNITED KINGDOM - 1.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		840,000	775,214
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		550,000	485,731
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (d)		200,000	189,847
			675,578
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		127,000	110,096
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (d)		1,255,000	1,105,612
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (d)		200,000	202,965
			1,418,673
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		335,000	346,416
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		260,000	269,928
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)		130,000	137,159
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)		145,000	152,379
			905,882
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (d)		316,000	305,766
Hotels, Restaurants & Leisure - 0.2%
Merlin Entertainments Group US Holdings Inc 7.375% 2/15/2031 (d)		1,150,000	1,125,332
Motion Finco Sarl 7.375% 6/15/2030 (d)	EUR	405,000	438,683
			1,564,015
Household Durables - 0.0%
Miller Homes Group Finco PLC 7% 5/15/2029 (d)	GBP	295,000	363,173
Specialty Retail - 0.2%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		805,000	806,007
Global Auto Holdings Ltd/AAG FH UK Ltd 8.75% 1/15/2032 (d)		590,000	522,839
			1,328,846
TOTAL CONSUMER DISCRETIONARY			4,467,682

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Iceland Bondco PLC 10.875% 12/15/2027 (d)	GBP	100,000	134,659
Iceland Bondco PLC 3 month EURIBOR + 5.5%, 8.523% 12/15/2027 (b)(c)(d)	EUR	100,000	106,600
Iceland Bondco PLC 4.625% 3/15/2025 (q)	GBP	40,000	50,897
			292,156
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
eG Global Finance PLC 12% 11/30/2028 (d)		1,440,000	1,614,227
Harbour Energy PLC 5.5% 10/15/2026 (d)		60,000	59,732
			1,673,959
Financials - 0.1%
Consumer Finance - 0.0%
Jerrold Finco PLC 5.25% 1/15/2027 (q)	GBP	270,000	338,442
Financial Services - 0.1%
Zegona Finance PLC 8.625% 7/15/2029 (d)		380,000	403,750
TOTAL FINANCIALS			742,192

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)		180,000	165,988
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)		200,000	212,664
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		870,000	870,988
TOTAL UNITED KINGDOM			11,295,094
UNITED STATES - 38.3%
Communication Services - 4.2%
Diversified Telecommunication Services - 1.0%
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		400,000	375,490
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		290,000	269,202
Consolidated Communications Inc 5% 10/1/2028 (d)		85,000	79,818
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		915,000	905,736
Frontier Communications Holdings LLC 5.875% 10/15/2027 (d)		609,000	609,728
Frontier Communications Holdings LLC 5.875% 11/1/2029		505,000	505,741
Frontier Communications Holdings LLC 6% 1/15/2030 (d)		1,200,000	1,205,676
Frontier Communications Holdings LLC 6.75% 5/1/2029 (d)		200,000	202,534
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)		805,000	857,707
Level 3 Financing Inc 10% 10/15/2032 (d)		621,420	619,923
Level 3 Financing Inc 10.5% 4/15/2029 (d)		600,000	671,255
Level 3 Financing Inc 10.5% 5/15/2030 (d)		284,000	311,690
Level 3 Financing Inc 10.75% 12/15/2030 (d)		664,598	747,673
Level 3 Financing Inc 11% 11/15/2029 (d)		1,730,602	1,966,443
Level 3 Financing Inc 3.625% 1/15/2029 (d)		257,000	204,958
Level 3 Financing Inc 3.75% 7/15/2029 (d)		15,000	11,724
Level 3 Financing Inc 3.875% 10/15/2030 (d)		423,000	337,343
Level 3 Financing Inc 4% 4/15/2031 (d)		585,000	463,613
Level 3 Financing Inc 4.25% 7/1/2028 (d)		32,000	28,319
Level 3 Financing Inc 4.5% 4/1/2030 (d)		790,000	660,407
Level 3 Financing Inc 4.625% 9/15/2027 (d)		112,000	103,039
Level 3 Financing Inc 4.875% 6/15/2029 (d)		350,000	305,781
Lumen Technologies Inc 10% 10/15/2032 (d)		75,000	74,813
Lumen Technologies Inc 4.5% 1/15/2029 (d)		40,000	33,600
Zayo Group Holdings Inc 4% 3/1/2027 (d)		280,000	264,028
			11,816,241
Entertainment - 0.1%
Cinemark USA Inc 5.25% 7/15/2028 (d)		500,000	488,804
Cinemark USA Inc 7% 8/1/2032 (d)		1,030,000	1,066,636
Playtika Holding Corp 4.25% 3/15/2029 (d)		430,000	394,796
ROBLOX Corp 3.875% 5/1/2030 (d)		400,000	363,558
			2,313,794
Media - 3.1%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		414,000	396,609
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		245,000	204,279
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		730,000	653,694
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		380,000	335,747
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)		1,725,000	1,496,183
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)		148,000	134,684
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		850,000	764,883
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)		550,000	537,454
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)		25,000	24,662
CCO Holdings LLC / CCO Holdings Capital Corp 6.375% 9/1/2029 (d)		2,327,000	2,338,197
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 3/1/2031 (d)		1,530,000	1,587,774
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		705,000	693,086
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (d)		690,000	673,453
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		690,000	610,693
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (d)		995,000	916,423
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		650,000	672,961
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)		1,290,000	1,368,445
CSC Holdings LLC 11.25% 5/15/2028 (d)		320,000	316,651
CSC Holdings LLC 11.75% 1/31/2029 (d)		880,000	872,842
CSC Holdings LLC 3.375% 2/15/2031 (d)		472,000	342,293
CSC Holdings LLC 4.125% 12/1/2030 (d)		1,152,000	865,343
CSC Holdings LLC 4.625% 12/1/2030 (d)		1,285,000	717,875
CSC Holdings LLC 5.375% 2/1/2028 (d)		211,000	183,810
CSC Holdings LLC 5.5% 4/15/2027 (d)		400,000	361,640
CSC Holdings LLC 5.75% 1/15/2030 (d)		1,545,000	923,817
CSC Holdings LLC 6.5% 2/1/2029 (d)		510,000	437,337
CSC Holdings LLC 7.5% 4/1/2028 (d)		765,000	552,941
Diamond Sports Group LLC / Diamond Sports Finance Co 5.375% (d)(i)		4,535,000	22,448
Diamond Sports Group LLC / Diamond Sports Finance Co 6.625% (d)(i)		13,785,000	68,236
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (d)		817,000	802,843
DISH DBS Corp 5.125% 6/1/2029		1,240,000	821,211
DISH DBS Corp 5.25% 12/1/2026 (d)		770,000	707,822
DISH DBS Corp 5.75% 12/1/2028 (d)		832,000	725,135
DISH DBS Corp 7.375% 7/1/2028		630,000	476,460
DISH DBS Corp 7.75% 7/1/2026		2,034,000	1,749,332
DISH Network Corp 11.75% 11/15/2027 (d)		575,000	610,892
EchoStar Corp 10.75% 11/30/2029		1,418,211	1,534,187
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		600,737	542,460
Gray Television Inc 5.375% 11/15/2031 (d)		263,000	156,602
Lamar Media Corp 4.875% 1/15/2029		567,000	551,867
Midcontinent Communications 8% 8/15/2032 (d)		625,000	655,881
News Corp 3.875% 5/15/2029 (d)		125,000	117,400
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)		210,000	222,124
Radiate Holdco LLC / Radiate Finance Inc 4.5% 9/15/2026 (d)		300,000	258,188
Radiate Holdco LLC / Radiate Finance Inc 6.5% 9/15/2028 (d)		770,000	509,319
Sinclair Television Group Inc 5.125% 2/15/2027 (d)		165,000	147,660
Sirius XM Radio Inc 4% 7/15/2028 (d)		1,200,000	1,126,713
Sirius XM Radio Inc 4.125% 7/1/2030 (d)		380,000	342,851
Sirius XM Radio Inc 5.5% 7/1/2029 (d)		130,000	127,050
Stagwell Global LLC 5.625% 8/15/2029 (d)		1,480,000	1,426,933
Townsquare Media Inc 6.875% 2/1/2026 (d)		290,000	289,643
Univision Communications Inc 6.625% 6/1/2027 (d)		1,395,000	1,390,024
Univision Communications Inc 7.375% 6/30/2030 (d)		625,000	602,528
Univision Communications Inc 8% 8/15/2028 (d)		1,220,000	1,244,926
Univision Communications Inc 8.5% 7/31/2031 (d)		468,000	464,273
			36,678,784
TOTAL COMMUNICATION SERVICES			50,808,819

Consumer Discretionary - 6.7%
Automobile Components - 0.6%
Adient Global Holdings Ltd 4.875% 8/15/2026 (d)		300,000	296,780
Adient Global Holdings Ltd 7% 4/15/2028 (d)		200,000	204,529
Adient Global Holdings Ltd 8.25% 4/15/2031 (d)		740,000	773,017
American Axle & Manufacturing Inc 6.25% 3/15/2026		59,000	58,999
American Axle & Manufacturing Inc 6.5% 4/1/2027		75,000	74,984
Clarios Global LP / Clarios US Finance Co 8.5% 5/15/2027 (d)		875,000	879,543
Dana Financing Luxembourg Sarl 8.5% 7/15/2031 (d)	EUR	601,000	688,792
Dana Inc 4.25% 9/1/2030		150,000	134,058
Dana Inc 5.625% 6/15/2028		150,000	149,215
Garrett Motion Holdings Inc / Garrett LX I Sarl 7.75% 5/31/2032 (d)		390,000	393,173
Hertz Corp/The 4.625% 12/1/2026 (d)		125,000	108,151
Hertz Corp/The 5% 12/1/2029 (d)		110,000	75,956
JB Poindexter & Co Inc 8.75% 12/15/2031 (d)		235,000	249,425
Nesco Holdings II Inc 5.5% 4/15/2029 (d)		346,000	329,128
Patrick Industries Inc 4.75% 5/1/2029 (d)		125,000	119,267
Patrick Industries Inc 6.375% 11/1/2032 (d)		290,000	286,903
Phinia Inc 6.625% 10/15/2032 (d)		105,000	105,783
Phinia Inc 6.75% 4/15/2029 (d)		115,000	118,041
Tenneco Inc 8% 11/17/2028 (d)		1,710,000	1,625,981
			6,671,725
Automobiles - 0.3%
Ford Motor Co 4.75% 1/15/2043		213,000	177,626
PM General Purchaser LLC 9.5% 10/1/2028 (d)		570,000	568,450
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(d)		2,390,000	2,395,626
			3,141,702
Broadline Retail - 0.4%
CMG Media Corp 8.875% 6/18/2029 (d)		1,720,000	1,188,692
Kohl's Corp 4.25% 7/17/2025		61,000	60,167
LSF9 Atlantis Holdings LLC / Victra Finance Corp 8.75% 9/15/2029 (d)		247,000	260,786
Match Group Holdings II LLC 3.625% 10/1/2031 (d)		435,000	377,359
Match Group Holdings II LLC 4.125% 8/1/2030 (d)		1,514,000	1,370,271
Match Group Holdings II LLC 5.625% 2/15/2029 (d)		330,000	326,848
Nordstrom Inc 4.25% 8/1/2031		70,000	61,612
Nordstrom Inc 4.375% 4/1/2030		45,000	41,116
Wayfair LLC 7.25% 10/31/2029 (d)		540,000	547,232
			4,234,083
Distributors - 0.2%
Gates Corp/DE 6.875% 7/1/2029 (d)		85,000	87,239
Velocity Vehicle Group LLC 8% 6/1/2029 (d)		400,000	417,600
Windsor Holdings III LLC 8.5% 6/15/2030 (d)		1,445,000	1,535,153
			2,039,992
Diversified Consumer Services - 0.2%
Adtalem Global Education Inc 5.5% 3/1/2028 (d)		162,000	159,218
Service Corp International/US 3.375% 8/15/2030		125,000	111,798
Service Corp International/US 4% 5/15/2031		260,000	237,686
Service Corp International/US 5.125% 6/1/2029		105,000	103,312
Service Corp International/US 5.75% 10/15/2032		225,000	224,166
Sotheby's 7.375% 10/15/2027 (d)		265,000	262,043
StoneMor Inc 8.5% 5/15/2029 (d)		95,000	85,542
TKC Holdings Inc 10.5% 5/15/2029 (d)		360,000	368,084
TKC Holdings Inc 6.875% 5/15/2028 (d)		160,000	159,920
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)		495,000	494,410
			2,206,179
Hotels, Restaurants & Leisure - 3.3%
Boyd Gaming Corp 4.75% 6/15/2031 (d)		450,000	419,524
Brinker International Inc 8.25% 7/15/2030 (d)		450,000	478,476
Caesars Entertainment Inc 4.625% 10/15/2029 (d)		900,000	847,157
Caesars Entertainment Inc 6% 10/15/2032 (d)		270,000	265,397
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		705,000	719,154
Caesars Entertainment Inc 7% 2/15/2030 (d)		1,330,000	1,371,600
Caesars Entertainment Inc 8.125% 7/1/2027 (d)		586,000	597,102
Carnival Corp 10.5% 6/1/2030 (d)		1,705,000	1,828,781
Carnival Corp 4% 8/1/2028 (d)		900,000	856,783
Carnival Corp 5.75% 3/1/2027 (d)		1,000,000	1,004,211
Carnival Corp 6% 5/1/2029 (d)		383,000	384,340
Carnival Corp 6.65% 1/15/2028		95,000	98,053
Carnival Corp 7% 8/15/2029 (d)		150,000	156,808
CCM Merger Inc 6.375% 5/1/2026 (d)		100,000	100,002
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op 5.25% 7/15/2029		792,000	768,798
Churchill Downs Inc 5.75% 4/1/2030 (d)		920,000	913,323
Churchill Downs Inc 6.75% 5/1/2031 (d)		630,000	644,907
ClubCorp Holdings Inc 8.5% 9/15/2025 (d)		104,000	102,440
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 4.625% 1/15/2029 (d)		50,000	46,977
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 6.75% 1/15/2030 (d)		1,705,000	1,597,308
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		975,000	859,662
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)		90,000	82,408
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		485,000	485,713
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		285,000	287,513
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)		495,000	499,886
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 6.625% 1/15/2032 (d)		330,000	333,944
International Game Technology PLC 5.25% 1/15/2029 (d)		460,000	451,803
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)		400,000	391,286
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)		250,000	243,990
Life Time Inc 6% 11/15/2031 (d)		645,000	645,208
Light & Wonder International Inc 7.25% 11/15/2029 (d)		1,740,000	1,795,709
Light & Wonder International Inc 7.5% 9/1/2031 (d)		290,000	301,954
Lindblad Expeditions Holdings Inc 9% 5/15/2028 (d)		550,000	579,222
Lindblad Expeditions LLC 6.75% 2/15/2027 (d)		40,000	40,124
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		250,000	224,959
MGM Resorts International 4.75% 10/15/2028		551,000	534,622
MGM Resorts International 5.5% 4/15/2027		337,000	336,596
MGM Resorts International 6.125% 9/15/2029		185,000	187,066
MGM Resorts International 6.5% 4/15/2032		850,000	858,475
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875% 5/1/2029 (d)		950,000	904,601
Mohegan Tribal Gaming Authority 8% 2/1/2026 (d)		280,000	278,255
NCL Corp Ltd 3.625% 12/15/2024 (d)		99,000	98,789
NCL Corp Ltd 5.875% 2/15/2027 (d)		705,000	705,735
NCL Corp Ltd 5.875% 3/15/2026 (d)		865,000	864,952
NCL Corp Ltd 6.25% 3/1/2030 (d)		225,000	224,185
NCL Corp Ltd 7.75% 2/15/2029 (d)		1,105,000	1,178,877
NCL Corp Ltd 8.125% 1/15/2029 (d)		448,000	475,443
NCL Corp Ltd 8.375% 2/1/2028 (d)		175,000	183,116
NCL Finance Ltd 6.125% 3/15/2028 (d)		425,000	430,176
Penn Entertainment Inc 5.625% 1/15/2027 (d)		700,000	694,076
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (d)		125,000	85,312
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)		160,000	157,998
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		260,000	259,609
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (d)		850,000	850,177
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		605,000	606,056
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		1,365,000	1,382,155
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		435,000	444,416
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (d)		1,045,000	1,008,599
Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625% 5/1/2032 (d)		480,000	491,920
Six Flags Entertainment Corp/DE 7.25% 5/15/2031 (d)		1,235,000	1,274,929
Station Casinos LLC 6.625% 3/15/2032 (d)		170,000	170,431
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp 5.875% 5/15/2025 (d)		280,000	279,579
Viking Cruises Ltd 5.875% 9/15/2027 (d)		705,000	700,129
Viking Cruises Ltd 7% 2/15/2029 (d)		225,000	227,233
Viking Cruises Ltd 9.125% 7/15/2031 (d)		330,000	357,228
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		475,000	468,962
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (d)		400,000	389,720
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)		175,000	174,560
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (d)		305,000	322,134
Yum! Brands Inc 4.625% 1/31/2032		430,000	404,400
Yum! Brands Inc 5.375% 4/1/2032		80,000	78,460
Yum! Brands Inc 6.875% 11/15/2037		735,000	815,553
			39,329,046
Household Durables - 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (d)		697,000	646,318
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		125,000	116,790
Ashton Woods USA LLC / Ashton Woods Finance Co 6.625% 1/15/2028 (d)		25,000	25,162
Beazer Homes USA Inc 5.875% 10/15/2027		225,000	223,755
Beazer Homes USA Inc 7.25% 10/15/2029		1,050,000	1,068,484
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		308,000	314,217
KB Home 4.8% 11/15/2029		575,000	556,106
Landsea Homes Corp 8.875% 4/1/2029 (d)		480,000	492,163
LGI Homes Inc 4% 7/15/2029 (d)		95,000	85,980
LGI Homes Inc 7% 11/15/2032 (d)		290,000	292,604
M/I Homes Inc 4.95% 2/1/2028		385,000	378,777
New Home Co Inc/The 9.25% 10/1/2029 (d)		30,000	31,456
Newell Brands Inc 5.7% 4/1/2026 (r)		41,000	41,231
Newell Brands Inc 6.375% 5/15/2030		287,000	292,341
Newell Brands Inc 6.375% 9/15/2027		75,000	76,049
Newell Brands Inc 6.625% 5/15/2032		197,000	200,458
Newell Brands Inc 6.625% 9/15/2029		100,000	102,660
Newell Brands Inc 6.875% 4/1/2036 (r)		45,000	45,752
Newell Brands Inc 7% 4/1/2046 (r)		80,000	76,451
STL Holding Co LLC 8.75% 2/15/2029 (d)		250,000	265,420
SWF Holdings I Corp 6.5% 10/1/2029 (d)		25,000	16,005
TopBuild Corp 4.125% 2/15/2032 (d)		235,000	211,248
Tri Pointe Homes Inc 5.7% 6/15/2028		455,000	456,537
			6,015,964
Specialty Retail - 1.1%
Arko Corp 5.125% 11/15/2029 (d)		430,000	396,625
Bath & Body Works Inc 6.625% 10/1/2030 (d)		1,550,000	1,587,087
Carvana Co 12% 12/1/2028 pay-in-kind (c)(d)		445,737	474,769
Carvana Co 13% 6/1/2030 pay-in-kind (c)(d)		1,483,846	1,630,438
Carvana Co 14% 6/1/2031 pay-in-kind (c)(d)		1,418,880	1,697,654
Carvana Co 4.875% 9/1/2029 (d)		242,000	200,860
Carvana Co 5.5% 4/15/2027 (d)		220,000	202,400
Carvana Co 5.625% 10/1/2025 (d)		230,000	227,721
Carvana Co 5.875% 10/1/2028 (d)		160,000	143,809
Champions Financing Inc 8.75% 2/15/2029 (d)		325,000	326,864
Gap Inc/The 3.875% 10/1/2031 (d)		625,000	549,603
Hudson Automotive Group 8% 5/15/2032 (d)		220,000	230,808
LBM Acquisition LLC 6.25% 1/15/2029 (d)		605,000	566,046
LCM Investments Holdings II LLC 4.875% 5/1/2029 (d)		550,000	519,176
LCM Investments Holdings II LLC 8.25% 8/1/2031 (d)		175,000	182,973
Lithia Motors Inc 3.875% 6/1/2029 (d)		75,000	69,516
Mavis Tire Express Services Topco Corp 6.5% 5/15/2029 (d)		1,100,000	1,059,432
Park River Holdings Inc 5.625% 2/1/2029 (d)		350,000	306,381
Park River Holdings Inc 6.75% 8/1/2029 (d)		150,000	134,320
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		770,000	786,277
Staples Inc 10.75% 9/1/2029 (d)		610,000	601,418
Staples Inc 12.75% 1/15/2030 (d)		253,925	209,570
Valvoline Inc 3.625% 6/15/2031 (d)		225,000	195,684
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)		1,070,000	1,107,451
White Cap Parent LLC 8.25% 3/15/2026 pay-in-kind (c)(d)		80,000	79,918
			13,486,800
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (d)		95,000	83,379
Kontoor Brands Inc 4.125% 11/15/2029 (d)		490,000	453,793
Levi Strauss & Co 3.5% 3/1/2031 (d)		95,000	84,323
Wolverine World Wide Inc 4% 8/15/2029 (d)		1,050,000	924,365
			1,545,860
TOTAL CONSUMER DISCRETIONARY			78,671,351

Consumer Staples - 1.0%
Beverages - 0.1%
Triton Water Holdings 6.25% 4/1/2029 (d)		720,000	716,195
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		590,000	545,183
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		314,000	302,420
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.875% 2/15/2028 (d)		200,000	198,848
C&S Group Enterprises LLC 5% 12/15/2028 (d)		350,000	287,454
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		352,000	368,520
Performance Food Group Inc 5.5% 10/15/2027 (d)		124,000	123,303
Performance Food Group Inc 6.125% 9/15/2032 (d)		683,000	689,057
United Natural Foods Inc 6.75% 10/15/2028 (d)		60,000	59,053
US Foods Inc 5.75% 4/15/2033 (d)		150,000	148,107
US Foods Inc 6.875% 9/15/2028 (d)		100,000	103,326
Walgreens Boots Alliance Inc 8.125% 8/15/2029		115,000	115,797
			2,941,068
Food Products - 0.6%
B&G Foods Inc 5.25% 9/15/2027		1,015,000	969,972
B&G Foods Inc 8% 9/15/2028 (d)		600,000	617,405
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (c)(d)		476,000	502,790
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (d)		510,000	536,839
Darling Ingredients Inc 6% 6/15/2030 (d)		755,000	752,369
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)		150,000	157,332
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		45,000	47,467
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)		565,000	526,172
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		345,000	315,907
Post Holdings Inc 4.5% 9/15/2031 (d)		525,000	478,087
Post Holdings Inc 4.625% 4/15/2030 (d)		579,000	542,910
Post Holdings Inc 6.25% 10/15/2034 (d)		285,000	281,632
Post Holdings Inc 6.25% 2/15/2032 (d)		615,000	621,381
Post Holdings Inc 6.375% 3/1/2033 (d)		590,000	587,700
			6,937,963
Household Products - 0.0%
Energizer Holdings Inc 4.75% 6/15/2028 (d)		409,000	395,943
Resideo Funding Inc 6.5% 7/15/2032 (d)		72,000	73,136
			469,079
Personal Care Products - 0.1%
BellRing Brands Inc 7% 3/15/2030 (d)		600,000	623,171
TOTAL CONSUMER STAPLES			11,687,476

Energy - 5.0%
Energy Equipment & Services - 0.7%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		175,000	177,392
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (d)		750,000	783,116
Nabors Industries Inc 7.375% 5/15/2027 (d)		205,000	205,298
Nabors Industries Inc 8.875% 8/15/2031 (d)		320,000	309,159
Nabors Industries Inc 9.125% 1/31/2030 (d)		505,000	525,029
Nabors Industries Ltd 7.5% 1/15/2028 (d)		330,000	319,911
Noble Finance II LLC 8% 4/15/2030 (d)		315,000	322,583
Star Holding LLC 8.75% 8/1/2031 (d)		100,000	98,334
Transocean Aquila Ltd 8% 9/30/2028 (d)		49,923	51,243
Transocean Inc 6.8% 3/15/2038		825,000	690,438
Transocean Inc 8% 2/1/2027 (d)		476,000	475,798
Transocean Inc 8.25% 5/15/2029 (d)		1,050,000	1,059,623
Transocean Inc 8.5% 5/15/2031 (d)		850,000	861,995
Transocean Inc 8.75% 2/15/2030 (d)		879,750	916,473
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		85,000	85,539
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)		170,000	174,166
Valaris Ltd 8.375% 4/30/2030 (d)		920,000	936,984
			7,993,081
Oil, Gas & Consumable Fuels - 4.3%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)		1,052,000	1,091,067
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (d)		321,000	314,185
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (d)		525,000	523,348
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)		100,000	99,794
Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625% 2/1/2032 (d)		115,000	116,856
Antero Resources Corp 7.625% 2/1/2029 (d)		140,000	143,511
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (d)		185,000	185,176
Ascent Resources Utica Holdings LLC / ARU Finance Corp 8.25% 12/31/2028 (d)		275,000	281,509
Ascent Resources Utica Holdings LLC / ARU Finance Corp 9% 11/1/2027 (d)		325,000	391,052
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (d)		110,000	113,218
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (d)		155,000	160,713
California Resources Corp 7.125% 2/1/2026 (d)		54,000	54,149
California Resources Corp 8.25% 6/15/2029 (d)		464,000	476,179
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		70,000	71,611
Cheniere Energy Partners LP 5.75% 8/15/2034 (d)		195,000	199,067
CITGO Petroleum Corp 6.375% 6/15/2026 (d)		646,000	649,223
CITGO Petroleum Corp 7% 6/15/2025 (d)		350,000	350,429
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		100,000	104,009
Civitas Resources Inc 8.375% 7/1/2028 (d)		490,000	511,448
Civitas Resources Inc 8.625% 11/1/2030 (d)		540,000	572,226
Civitas Resources Inc 8.75% 7/1/2031 (d)		445,000	471,747
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		50,000	46,567
CNX Resources Corp 7.25% 3/1/2032 (d)		295,000	306,182
CNX Resources Corp 7.375% 1/15/2031 (d)		115,000	119,312
Comstock Resources Inc 5.875% 1/15/2030 (d)		1,045,000	985,334
Comstock Resources Inc 6.75% 3/1/2029 (d)		1,585,000	1,562,760
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		385,000	407,249
Crescent Energy Finance LLC 7.375% 1/15/2033 (d)		1,711,000	1,698,521
Crescent Energy Finance LLC 7.625% 4/1/2032 (d)		565,000	569,874
Crescent Energy Finance LLC 9.25% 2/15/2028 (d)		1,300,000	1,366,647
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (d)		80,000	81,136
CVR Energy Inc 5.75% 2/15/2028 (d)		386,000	365,241
CVR Energy Inc 8.5% 1/15/2029 (d)		315,000	309,574
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		430,000	432,269
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		245,000	255,447
DT Midstream Inc 4.125% 6/15/2029 (d)		40,000	37,996
DT Midstream Inc 4.375% 6/15/2031 (d)		20,000	18,602
DT Midstream Inc 5.8% 12/15/2034 (d)(e)		81,000	82,430
Energy Transfer LP 7.375% 2/1/2031 (d)		655,000	689,790
EQM Midstream Partners LP 6% 7/1/2025 (d)		25,000	25,043
EQM Midstream Partners LP 6.5% 7/1/2027 (d)		100,000	102,459
EQM Midstream Partners LP 7.5% 6/1/2027 (d)		250,000	256,852
EQM Midstream Partners LP 7.5% 6/1/2030 (d)		250,000	270,507
Expand Energy Corp 4.75% 2/1/2032		435,000	413,965
Expand Energy Corp 5.375% 3/15/2030		365,000	362,361
Expand Energy Corp 5.875% 2/1/2029 (d)		40,000	40,023
Expand Energy Corp 6.75% 4/15/2029 (d)		40,000	40,604
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		213,000	213,639
Global Partners LP / GLP Finance Corp 7% 8/1/2027		367,000	369,821
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)		475,000	498,547
Gulfport Energy Operating Corp 6.75% 9/1/2029 (d)		490,000	500,555
Harvest Midstream I LP 7.5% 5/15/2032 (d)		100,000	102,757
Harvest Midstream I LP 7.5% 9/1/2028 (d)		425,000	434,779
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		510,000	500,170
Hess Midstream Operations LP 5.5% 10/15/2030 (d)		100,000	98,224
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		75,000	76,701
Hilcorp Energy I LP / Hilcorp Finance Co 5.75% 2/1/2029 (d)		200,000	194,242
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (d)		930,000	882,122
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (d)		635,000	630,032
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (d)		525,000	498,421
Hilcorp Energy I LP / Hilcorp Finance Co 6.875% 5/15/2034 (d)		985,000	952,911
Hilcorp Energy I LP / Hilcorp Finance Co 7.25% 2/15/2035 (d)		940,000	920,107
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (d)		1,205,000	1,272,725
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		195,000	200,975
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (d)		408,000	433,177
Kinetik Holdings LP 5.875% 6/15/2030 (d)		1,605,000	1,601,673
Kinetik Holdings LP 6.625% 12/15/2028 (d)		1,315,000	1,346,425
Kraken Oil & Gas Partners LLC 7.625% 8/15/2029 (d)		55,000	54,614
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp 6.875% 12/1/2032 (d)		540,000	541,843
Matador Resources Co 6.25% 4/15/2033 (d)		95,000	93,688
Matador Resources Co 6.5% 4/15/2032 (d)		915,000	917,275
Mesquite Energy Inc 7.25% (d)(h)(i)		3,242,000	0
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		260,000	255,574
Murphy Oil USA Inc 3.75% 2/15/2031 (d)		290,000	259,533
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (d)		195,000	199,761
NGL Energy Operating LLC / NGL Energy Finance Corp 8.375% 2/15/2032 (d)		960,000	982,635
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		290,000	296,459
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)		90,000	94,673
Occidental Petroleum Corp 7.95% 6/15/2039		345,000	404,522
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		460,000	472,149
Permian Resources Operating LLC 5.875% 7/1/2029 (d)		206,000	204,969
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		620,000	624,643
Permian Resources Operating LLC 7% 1/15/2032 (d)		650,000	669,213
Permian Resources Operating LLC 8% 4/15/2027 (d)		100,000	102,987
Permian Resources Operating LLC 9.875% 7/15/2031 (d)		575,000	637,428
Prairie Acquiror LP 9% 8/1/2029 (d)		405,000	419,151
Range Resources Corp 4.75% 2/15/2030 (d)		495,000	470,632
Range Resources Corp 8.25% 1/15/2029		260,000	268,006
Rockies Express Pipeline LLC 3.6% 5/15/2025 (d)		275,000	272,174
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		205,000	192,424
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		305,000	294,922
Rockies Express Pipeline LLC 7.5% 7/15/2038 (d)		200,000	203,526
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)		100,000	104,406
SM Energy Co 6.75% 8/1/2029 (d)		185,000	186,335
SM Energy Co 7% 8/1/2032 (d)		145,000	145,722
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		200,000	189,131
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		585,000	558,081
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		165,000	165,189
Sunoco LP 7% 5/1/2029 (d)		585,000	605,402
Sunoco LP 7.25% 5/1/2032 (d)		1,174,000	1,228,416
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		168,000	163,385
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		1,515,000	1,433,978
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)		425,000	424,952
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		1,740,000	1,646,868
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 7.375% 2/15/2029 (d)		175,000	178,117
Talos Production Inc 9% 2/1/2029 (d)		70,000	73,237
Talos Production Inc 9.375% 2/1/2031 (d)		100,000	105,038
TransMontaigne Partners LP / TLP Finance Corp 6.125% 2/15/2026		411,000	407,944
Venture Global Calcasieu 4.125% 8/15/2031 (d)		350,000	318,640
Venture Global Calcasieu 6.25% 1/15/2030 (d)		535,000	547,708
Venture Global LNG Inc 7% 1/15/2030 (d)		190,000	194,266
Venture Global LNG Inc 8.125% 6/1/2028 (d)		120,000	125,406
Venture Global LNG Inc 8.375% 6/1/2031 (d)		2,203,000	2,321,947
Venture Global LNG Inc 9.5% 2/1/2029 (d)		1,510,000	1,686,810
Venture Global LNG Inc 9.875% 2/1/2032 (d)		795,000	884,059
Vital Energy Inc 9.75% 10/15/2030		50,000	53,665
			52,136,768
TOTAL ENERGY			60,129,849

Financials - 4.8%
Banks - 0.1%
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)		175,000	169,131
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		568,000	592,223
Western Alliance Bancorp 3% 6/15/2031 (c)		391,000	369,612
			1,130,966
Capital Markets - 0.5%
AssuredPartners Inc 5.625% 1/15/2029 (d)		265,000	251,699
AssuredPartners Inc 7.5% 2/15/2032 (d)		854,000	868,760
BroadStreet Partners Inc 5.875% 4/15/2029 (d)		300,000	289,139
Coinbase Global Inc 3.625% 10/1/2031 (d)		255,000	221,360
Focus Financial Partners LLC 6.75% 9/15/2031 (d)		424,000	427,965
Hightower Holding LLC 6.75% 4/15/2029 (d)		90,000	89,987
Hightower Holding LLC 9.125% 1/31/2030 (d)		350,000	370,315
Intercontinental Exchange Inc 3.625% 9/1/2028		380,000	366,683
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)		35,000	33,313
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		1,115,000	1,119,509
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		1,202,000	1,250,828
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		70,000	65,435
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		400,000	402,486
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		153,000	157,794
			5,915,273
Consumer Finance - 1.2%
Ally Financial Inc 6.7% 2/14/2033		463,000	477,462
Bread Financial Holdings Inc 9.75% 3/15/2029 (d)		385,000	413,412
Capstone Borrower Inc 8% 6/15/2030 (d)		730,000	760,072
Cobra AcquisitionCo LLC 6.375% 11/1/2029 (d)		630,000	535,613
Encore Capital Group Inc 8.5% 5/15/2030 (d)		515,000	545,174
Encore Capital Group Inc 9.25% 4/1/2029 (d)		195,000	209,524
Navient Corp 11.5% 3/15/2031		735,000	836,382
Navient Corp 4.875% 3/15/2028		575,000	551,652
Navient Corp 5% 3/15/2027		40,000	39,466
Navient Corp 5.5% 3/15/2029		1,445,000	1,383,517
Navient Corp 5.625% 8/1/2033		763,000	681,419
Navient Corp 9.375% 7/25/2030		1,110,000	1,222,815
OneMain Finance Corp 3.5% 1/15/2027		295,000	283,404
OneMain Finance Corp 3.875% 9/15/2028		1,555,000	1,450,605
OneMain Finance Corp 4% 9/15/2030		250,000	224,575
OneMain Finance Corp 6.625% 1/15/2028		71,000	72,430
OneMain Finance Corp 6.625% 5/15/2029		185,000	188,755
OneMain Finance Corp 7.125% 11/15/2031		430,000	442,935
OneMain Finance Corp 7.125% 3/15/2026		425,000	434,179
OneMain Finance Corp 7.5% 5/15/2031		430,000	447,717
OneMain Finance Corp 9% 1/15/2029		1,775,000	1,889,136
PRA Group Inc 8.875% 1/31/2030 (d)		293,000	307,973
PROG Holdings Inc 6% 11/15/2029 (d)		840,000	820,641
SLM Corp 4.2% 10/29/2025		125,000	123,204
			14,342,062
Financial Services - 1.7%
Block Inc 3.5% 6/1/2031		495,000	444,700
Block Inc 6.5% 5/15/2032 (d)		381,000	390,896
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		2,485,000	2,624,500
Freedom Mortgage Corp 12% 10/1/2028 (d)		50,000	54,348
Freedom Mortgage Corp 12.25% 10/1/2030 (d)		200,000	222,060
Freedom Mortgage Corp 6.625% 1/15/2027 (d)		435,000	433,931
Freedom Mortgage Corp 7.625% 5/1/2026 (d)		225,000	226,670
Freedom Mortgage Holdings LLC 9.125% 5/15/2031 (d)		125,000	129,576
Freedom Mortgage Holdings LLC 9.25% 2/1/2029 (d)		135,000	139,897
GN Bondco LLC 9.5% 10/15/2031 (d)		850,000	904,648
HA Sustainable Infrastructure Capital Inc 6.375% 7/1/2034 (d)		385,000	387,531
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		83,000	85,124
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		690,000	595,963
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		70,000	67,291
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		435,000	428,693
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		55,000	54,594
LD Holdings Group LLC 6.125% 4/1/2028 (d)		125,000	108,419
Midcap Financial Issuer Trust 5.625% 1/15/2030 (d)		465,000	427,981
Midcap Financial Issuer Trust 6.5% 5/1/2028 (d)		820,000	801,536
MPH Acquisition Holdings LLC 5.5% 9/1/2028 (d)		650,000	450,974
Nationstar Mortgage Holdings Inc 5.125% 12/15/2030 (d)		665,000	632,316
Nationstar Mortgage Holdings Inc 5.5% 8/15/2028 (d)		318,000	312,431
Nationstar Mortgage Holdings Inc 5.75% 11/15/2031 (d)		220,000	213,791
Nationstar Mortgage Holdings Inc 6% 1/15/2027 (d)		225,000	224,998
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (d)		150,000	151,504
NCR Atleos Corp 9.5% 4/1/2029 (d)		562,000	615,003
NFE Financing LLC 12% 11/15/2029 (d)		1,662,170	1,666,325
P&L Development LLC / PLD Finance Corp 12% 5/15/2029 pay-in-kind (c)(d)		54,250	55,673
PennyMac Financial Services Inc 4.25% 2/15/2029 (d)		755,000	708,755
PennyMac Financial Services Inc 5.375% 10/15/2025 (d)		525,000	523,794
PennyMac Financial Services Inc 5.75% 9/15/2031 (d)		100,000	96,855
PennyMac Financial Services Inc 7.125% 11/15/2030 (d)		850,000	871,989
PennyMac Financial Services Inc 7.875% 12/15/2029 (d)		742,000	784,261
PHH Escrow Issuer LLC 9.875% 11/1/2029 (d)		270,000	261,336
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (d)		150,000	138,422
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (d)		995,000	865,331
Scientific Games Holdings LP/Scientific Games US FinCo Inc 6.625% 3/1/2030 (d)		1,020,000	992,120
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		260,000	268,887
United Wholesale Mortgage LLC 5.5% 4/15/2029 (d)		365,000	353,146
United Wholesale Mortgage LLC 5.75% 6/15/2027 (d)		580,000	575,829
Windstream Services LLC / Windstream Escrow Finance Corp 7.75% 8/15/2028 (d)		475,000	478,727
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		288,000	300,695
			20,071,520
Insurance - 1.3%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)		80,000	75,770
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		1,245,000	1,268,535
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)		1,098,000	1,128,098
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		1,035,000	1,077,166
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (d)		310,000	298,082
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		35,000	35,001
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)		1,001,000	997,236
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		100,000	100,971
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)		1,905,000	1,934,493
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		1,185,000	1,192,142
AmWINS Group Inc 4.875% 6/30/2029 (d)		595,000	563,498
AmWINS Group Inc 6.375% 2/15/2029 (d)		165,000	166,589
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		280,000	283,150
HUB International Ltd 5.625% 12/1/2029 (d)		70,000	68,169
HUB International Ltd 7.25% 6/15/2030 (d)		1,940,000	2,012,392
HUB International Ltd 7.375% 1/31/2032 (d)		1,985,000	2,030,763
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)		1,545,000	1,582,594
Ryan Specialty LLC 4.375% 2/1/2030 (d)		220,000	208,828
Ryan Specialty LLC 5.875% 8/1/2032 (d)		265,000	264,844
			15,288,321
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 6.25% 10/15/2025 (d)		37,000	37,000
Rithm Capital Corp 8% 4/1/2029 (d)		80,000	80,187
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		40,000	38,606
Starwood Property Trust Inc 3.75% 12/31/2024 (d)		113,000	112,918
Starwood Property Trust Inc 4.375% 1/15/2027 (d)		50,000	48,709
Starwood Property Trust Inc 4.75% 3/15/2025		20,000	20,006
Starwood Property Trust Inc 6% 4/15/2030 (d)		155,000	153,018
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		335,000	344,952
			835,396
TOTAL FINANCIALS			57,583,538

Health Care - 3.5%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		312,000	251,170
Health Care Equipment & Supplies - 0.7%
AdaptHealth LLC 4.625% 8/1/2029 (d)		1,113,000	1,015,314
AdaptHealth LLC 5.125% 3/1/2030 (d)		514,000	475,178
Avantor Funding Inc 3.875% 11/1/2029 (d)		85,000	78,931
Bausch + Lomb Corp 8.375% 10/1/2028 (d)		950,000	992,954
Medline Borrower LP 3.875% 4/1/2029 (d)		2,075,000	1,945,369
Medline Borrower LP 5.25% 10/1/2029 (d)		1,760,000	1,718,288
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		2,240,000	2,281,591
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		125,000	127,037
			8,634,662
Health Care Providers & Services - 2.1%
Akumin Inc 8% 8/1/2028 (d)		100,000	83,000
AMN Healthcare Inc 4% 4/15/2029 (d)		575,000	521,223
AMN Healthcare Inc 4.625% 10/1/2027 (d)		200,000	191,362
CHS/Community Health Systems Inc 10.875% 1/15/2032 (d)		1,025,000	1,066,625
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		610,000	495,264
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		1,285,000	1,096,844
CHS/Community Health Systems Inc 6% 1/15/2029 (d)		540,000	502,920
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		820,000	606,987
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)		241,000	194,191
CHS/Community Health Systems Inc 8% 12/15/2027 (d)		364,000	365,195
Concentra Escrow Issuer Corp 6.875% 7/15/2032 (d)		305,000	314,230
DaVita Inc 3.75% 2/15/2031 (d)		2,320,000	2,051,933
DaVita Inc 4.625% 6/1/2030 (d)		635,000	594,793
DaVita Inc 6.875% 9/1/2032 (d)		1,235,000	1,275,573
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		195,000	199,195
LifePoint Health Inc 10% 6/1/2032 (d)		902,000	943,953
LifePoint Health Inc 11% 10/15/2030 (d)		1,650,000	1,817,902
LifePoint Health Inc 4.375% 2/15/2027 (d)		325,000	314,878
LifePoint Health Inc 5.375% 1/15/2029 (d)		550,000	495,130
LifePoint Health Inc 9.875% 8/15/2030 (d)		100,000	108,605
Modivcare Inc 5% 10/1/2029 (d)		60,000	41,141
Molina Healthcare Inc 4.375% 6/15/2028 (d)		590,000	563,782
Molina Healthcare Inc 6.25% 1/15/2033 (d)		345,000	347,928
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		270,000	261,078
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		165,000	167,589
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (c)(d)		326,803	325,169
Select Medical Corp 6.25% 12/1/2032 (d)(e)		395,000	395,784
Star Parent Inc 9% 10/1/2030 (d)		528,000	545,161
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		320,000	328,938
Tenet Healthcare Corp 4.25% 6/1/2029		1,520,000	1,435,389
Tenet Healthcare Corp 4.375% 1/15/2030		2,455,000	2,300,073
Tenet Healthcare Corp 6.125% 10/1/2028		1,495,000	1,498,538
Tenet Healthcare Corp 6.125% 6/15/2030		1,555,000	1,562,957
Tenet Healthcare Corp 6.75% 5/15/2031		455,000	466,163
Tenet Healthcare Corp 6.875% 11/15/2031		540,000	570,230
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		110,000	114,176
			24,163,899
Health Care Technology - 0.1%
AthenaHealth Group Inc 6.5% 2/15/2030 (d)		1,330,000	1,273,081
IQVIA Inc 6.5% 5/15/2030 (d)		500,000	513,264
			1,786,345
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		225,000	208,433
Charles River Laboratories International Inc 4% 3/15/2031 (d)		180,000	162,810
			371,243
Pharmaceuticals - 0.6%
Bausch Health Americas Inc 9.25% 4/1/2026 (d)		175,000	169,313
Bausch Health Cos Inc 11% 9/30/2028 (d)		236,000	231,274
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		560,000	463,438
Bausch Health Cos Inc 5% 1/30/2028 (d)		750,000	502,500
Bausch Health Cos Inc 5% 2/15/2029 (d)		25,000	15,000
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		1,992,000	1,115,520
Bausch Health Cos Inc 5.25% 2/15/2031 (d)		25,000	13,875
Bausch Health Cos Inc 5.5% 11/1/2025 (d)		755,000	738,398
Bausch Health Cos Inc 6.25% 2/15/2029 (d)		410,000	263,095
Bausch Health Cos Inc 7% 1/15/2028 (d)		25,000	17,500
Bausch Health Cos Inc 9% 12/15/2025 (d)		240,000	235,211
Jazz Securities DAC 4.375% 1/15/2029 (d)		370,000	351,423
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		180,000	170,593
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)		2,315,000	2,119,148
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		20,000	20,151
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)		95,000	98,090
Perrigo Finance Unlimited Co 6.125% 9/30/2032		470,000	468,416
			6,992,945
TOTAL HEALTH CARE			42,200,264

Industrials - 4.6%
Aerospace & Defense - 0.7%
Boeing Co 5.805% 5/1/2050		395,000	377,680
Boeing Co 5.93% 5/1/2060		305,000	288,367
Spirit AeroSystems Inc 9.75% 11/15/2030 (d)		115,000	127,754
TransDigm Inc 4.625% 1/15/2029		775,000	735,140
TransDigm Inc 5.5% 11/15/2027		375,000	371,250
TransDigm Inc 6% 1/15/2033 (d)		780,000	779,926
TransDigm Inc 6.375% 3/1/2029 (d)		840,000	853,689
TransDigm Inc 6.625% 3/1/2032 (d)		1,315,000	1,346,940
TransDigm Inc 6.75% 8/15/2028 (d)		180,000	183,593
TransDigm Inc 6.875% 12/15/2030 (d)		2,086,000	2,148,759
TransDigm Inc 7.125% 12/1/2031 (d)		1,294,000	1,345,031
			8,558,129
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)		530,000	536,956
Building Products - 0.6%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)		40,000	39,363
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)		435,000	438,500
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (c)(d)		125,000	122,546
Builders FirstSource Inc 4.25% 2/1/2032 (d)		275,000	250,507
Builders FirstSource Inc 5% 3/1/2030 (d)		70,000	67,602
Builders FirstSource Inc 6.375% 3/1/2034 (d)		470,000	479,001
Builders FirstSource Inc 6.375% 6/15/2032 (d)		294,000	300,531
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		550,000	463,402
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		565,000	571,244
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		255,000	261,527
Griffon Corp 5.75% 3/1/2028		150,000	148,160
Masterbrand Inc 7% 7/15/2032 (d)		130,000	133,317
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		953,000	970,130
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)		330,000	316,754
New Enterprise Stone & Lime Co Inc 5.25% 7/15/2028 (d)		840,000	813,353
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (d)		220,000	209,562
Shea Homes LP / Shea Homes Funding Corp 4.75% 2/15/2028		600,000	582,856
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		75,000	71,867
Standard Industries Inc/NY 3.375% 1/15/2031 (d)		130,000	114,181
Standard Industries Inc/NY 4.375% 7/15/2030 (d)		945,000	879,060
Standard Industries Inc/NY 6.5% 8/15/2032 (d)		110,000	112,511
			7,345,974
Commercial Services & Supplies - 1.3%
ACCO Brands Corp 4.25% 3/15/2029 (d)		510,000	473,645
ADT Security Corp/The 4.125% 8/1/2029 (d)		180,000	168,639
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		900,000	825,936
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (d)		2,160,000	2,179,228
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		1,086,000	1,112,058
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)		785,000	740,407
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)		915,000	862,276
Artera Services LLC 8.5% 2/15/2031 (d)		970,000	963,850
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		740,000	785,076
Brink's Co/The 6.5% 6/15/2029 (d)		50,000	50,981
Clean Harbors Inc 6.375% 2/1/2031 (d)		95,000	96,702
CoreCivic Inc 4.75% 10/15/2027		100,000	97,021
CoreCivic Inc 8.25% 4/15/2029		445,000	472,592
GEO Group Inc/The 10.25% 4/15/2031		225,000	246,307
GEO Group Inc/The 8.625% 4/15/2029		265,000	280,295
GFL Environmental Inc 3.5% 9/1/2028 (d)		90,000	84,992
GFL Environmental Inc 3.75% 8/1/2025 (d)		195,000	193,992
GFL Environmental Inc 4% 8/1/2028 (d)		100,000	95,171
GFL Environmental Inc 4.375% 8/15/2029 (d)		375,000	355,572
GFL Environmental Inc 4.75% 6/15/2029 (d)		50,000	48,363
GFL Environmental Inc 5.125% 12/15/2026 (d)		195,000	194,302
GFL Environmental Inc 6.75% 1/15/2031 (d)		650,000	674,079
Madison IAQ LLC 4.125% 6/30/2028 (d)		645,000	617,199
Madison IAQ LLC 5.875% 6/30/2029 (d)		750,000	716,233
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		962,000	892,665
Reworld Holding Corp 4.875% 12/1/2029 (d)		705,000	665,393
Reworld Holding Corp 5% 9/1/2030		175,000	163,525
VT Topco Inc 8.5% 8/15/2030 (d)		175,000	185,330
Williams Scotsman Inc 6.625% 6/15/2029 (d)		570,000	579,784
Williams Scotsman Inc 7.375% 10/1/2031 (d)		403,000	418,121
			15,239,734
Construction & Engineering - 0.2%
Amsted Industries Inc 4.625% 5/15/2030 (d)		415,000	391,630
Arcosa Inc 6.875% 8/15/2032 (d)		225,000	231,832
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/2028 (d)		430,000	461,632
Pike Corp 5.5% 9/1/2028 (d)		74,000	72,416
Pike Corp 8.625% 1/31/2031 (d)		475,000	508,187
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		315,000	322,092
			1,987,789
Electrical Equipment - 0.2%
EnerSys 6.625% 1/15/2032 (d)		65,000	66,464
Regal Rexnord Corp 6.05% 2/15/2026		300,000	302,951
Regal Rexnord Corp 6.05% 4/15/2028		5,000	5,142
Regal Rexnord Corp 6.3% 2/15/2030		170,000	177,311
Sensata Technologies BV 4% 4/15/2029 (d)		330,000	307,744
Sensata Technologies BV 5.875% 9/1/2030 (d)		785,000	778,225
WESCO Distribution Inc 6.375% 3/15/2029 (d)		170,000	174,037
WESCO Distribution Inc 6.625% 3/15/2032 (d)		140,000	144,461
WESCO Distribution Inc 7.25% 6/15/2028 (d)		215,000	219,987
			2,176,322
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 4.75% 4/1/2028 (d)		350,000	331,688
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (d)		150,000	142,349
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (d)		20,000	19,875
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (d)		1,025,000	1,066,455
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (d)		455,000	473,289
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		830,000	834,567
RXO Inc 7.5% 11/15/2027 (d)		220,000	227,041
Watco Cos LLC / Watco Finance Corp 7.125% 8/1/2032 (d)		530,000	550,955
XPO Inc 6.25% 6/1/2028 (d)		305,000	309,472
XPO Inc 7.125% 2/1/2032 (d)		275,000	286,687
XPO Inc 7.125% 6/1/2031 (d)		90,000	93,305
			4,335,683
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		110,000	105,292
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (d)		20,000	19,981
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		170,000	176,096
			301,369
Machinery - 0.3%
Chart Industries Inc 7.5% 1/1/2030 (d)		325,000	339,514
Chart Industries Inc 9.5% 1/1/2031 (d)		220,000	237,644
Hillenbrand Inc 3.75% 3/1/2031		345,000	306,379
Mueller Water Products Inc 4% 6/15/2029 (d)		843,000	786,679
Stevens Holding Co Inc 6.125% 10/1/2026 (d)		335,000	330,813
Terex Corp 5% 5/15/2029 (d)		310,000	299,623
Terex Corp 6.25% 10/15/2032 (d)		165,000	165,154
Titan International Inc 7% 4/30/2028		425,000	417,777
Trinity Industries Inc 7.75% 7/15/2028 (d)		225,000	234,849
			3,118,432
Passenger Airlines - 0.4%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (d)		90,000	92,181
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (d)		115,000	121,508
American Airlines Group Inc 10.75% 2/15/2026 pay-in-kind (c)(d)		100,000	104,289
American Airlines Group Inc 10.75% 2/15/2026 pay-in-kind (c)(d)		400,000	417,154
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		452,500	452,288
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (d)		1,200,000	1,198,001
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		200,000	210,406
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd 6.5% 6/20/2027 (d)		55,000	55,466
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)		65,000	50,537
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)		201,000	156,278
United Airlines Inc 4.375% 4/15/2026 (d)		400,000	394,263
United Airlines Inc 4.625% 4/15/2029 (d)		1,005,000	965,870
			4,218,241
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		345,000	354,404
Corelogic Inc 4.5% 5/1/2028 (d)		140,000	130,470
TriNet Group Inc 3.5% 3/1/2029 (d)		225,000	206,561
TriNet Group Inc 7.125% 8/15/2031 (d)		90,000	92,544
			783,979
Trading Companies & Distributors - 0.5%
Alta Equipment Group Inc 9% 6/1/2029 (d)		245,000	232,417
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)		355,000	363,795
Dcli Bidco LLC 7.75% 11/15/2029 (d)		185,000	191,309
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)		85,000	87,796
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)		190,000	201,747
Foundation Building Materials Inc 6% 3/1/2029 (d)		410,000	366,722
H&E Equipment Services Inc 3.875% 12/15/2028 (d)		1,855,000	1,718,720
Herc Holdings Inc 6.625% 6/15/2029 (d)		160,000	163,880
United Rentals North America Inc 3.75% 1/15/2032		150,000	133,765
United Rentals North America Inc 3.875% 2/15/2031		775,000	708,456
United Rentals North America Inc 4% 7/15/2030		627,000	581,394
United Rentals North America Inc 4.875% 1/15/2028		525,000	516,964
United Rentals North America Inc 5.25% 1/15/2030		100,000	98,775
United Rentals North America Inc 6.125% 3/15/2034 (d)		655,000	664,767
			6,030,507
TOTAL INDUSTRIALS			54,633,115

Information Technology - 2.0%
Communications Equipment - 0.2%
CommScope LLC 4.75% 9/1/2029 (d)		440,000	364,100
Hughes Satellite Systems Corp 6.625% 8/1/2026		260,000	212,813
Viasat Inc 5.625% 4/15/2027 (d)		645,000	615,426
Viasat Inc 5.625% 9/15/2025 (d)		710,000	705,226
Viasat Inc 7.5% 5/30/2031 (d)		120,000	81,344
			1,978,909
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (d)		250,000	241,158
CPI CG Inc 10% 7/15/2029 (d)		90,000	95,219
Insight Enterprises Inc 6.625% 5/15/2032 (d)		140,000	143,212
Lightning Power LLC 7.25% 8/15/2032 (d)		118,000	123,006
Sensata Technologies Inc 3.75% 2/15/2031 (d)		95,000	84,889
Sensata Technologies Inc 6.625% 7/15/2032 (d)		200,000	204,061
TTM Technologies Inc 4% 3/1/2029 (d)		188,000	175,735
Zebra Technologies Corp 6.5% 6/1/2032 (d)		95,000	97,466
			1,164,746
IT Services - 0.2%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)		420,000	381,663
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		140,000	136,430
Ahead DB Holdings LLC 6.625% 5/1/2028 (d)		140,000	138,739
ASGN Inc 4.625% 5/15/2028 (d)		175,000	167,553
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (d)		300,000	302,970
Fortress Intermediate 3 Inc 7.5% 6/1/2031 (d)		685,000	709,892
GCI LLC 4.75% 10/15/2028 (d)		209,000	197,726
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		570,000	528,616
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		100,000	99,021
			2,662,610
Semiconductors & Semiconductor Equipment - 0.2%
Entegris Inc 3.625% 5/1/2029 (d)		175,000	161,147
Entegris Inc 4.75% 4/15/2029 (d)		35,000	33,925
Entegris Inc 5.95% 6/15/2030 (d)		1,715,000	1,717,883
Wolfspeed Inc 4.2917% 6/23/2030 pay-in-kind (c)(d)(h)(j)		300,000	288,750
			2,201,705
Software - 1.3%
Central Parent Inc / CDK Global Inc 7.25% 6/15/2029 (d)		742,000	745,813
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (d)		575,000	590,125
Clarivate Science Holdings Corp 4.875% 7/1/2029 (d)		475,000	444,652
Cloud Software Group Inc 6.5% 3/31/2029 (d)		645,000	633,620
Cloud Software Group Inc 8.25% 6/30/2032 (d)		870,000	906,441
Cloud Software Group Inc 9% 9/30/2029 (d)		3,530,000	3,573,745
Elastic NV 4.125% 7/15/2029 (d)		170,000	158,966
Fair Isaac Corp 4% 6/15/2028 (d)		625,000	596,157
Gen Digital Inc 5% 4/15/2025 (d)		190,000	189,482
Gen Digital Inc 7.125% 9/30/2030 (d)		765,000	791,928
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)		140,000	142,973
McAfee Corp 7.375% 2/15/2030 (d)		2,485,000	2,416,342
NCR Voyix Corp 5.125% 4/15/2029 (d)		533,000	511,882
Rackspace Finance LLC 3.5% 5/15/2028 (d)		396,625	248,205
SS&C Technologies Inc 5.5% 9/30/2027 (d)		275,000	274,117
SS&C Technologies Inc 6.5% 6/1/2032 (d)		345,000	353,001
UKG Inc 6.875% 2/1/2031 (d)		2,700,000	2,774,808
			15,352,257
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 5.75% 12/1/2034		245,000	243,409
Seagate HDD Cayman 8.25% 12/15/2029		85,000	91,192
Seagate HDD Cayman 8.5% 7/15/2031		105,000	113,218
Western Digital Corp 2.85% 2/1/2029		331,000	296,337
Western Digital Corp 3.1% 2/1/2032		140,000	118,333
Western Digital Corp 4.75% 2/15/2026		20,000	19,846
			882,335
TOTAL INFORMATION TECHNOLOGY			24,242,562

Materials - 3.1%
Chemicals - 1.2%
Ashland Inc 3.375% 9/1/2031 (d)		250,000	217,886
Ashland Inc 6.875% 5/15/2043		275,000	292,625
ASP Unifrax Holdings Inc 7.1% 9/30/2029 pay-in-kind (c)(d)		248,553	142,918
Avient Corp 6.25% 11/1/2031 (d)		365,000	369,001
Avient Corp 7.125% 8/1/2030 (d)		1,010,000	1,046,428
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		500,000	524,351
Celanese US Holdings LLC 6.6% 11/15/2028		150,000	155,311
Celanese US Holdings LLC 6.8% 11/15/2030		165,000	173,758
Celanese US Holdings LLC 6.95% 11/15/2033		940,000	1,005,421
Chemours Co/The 4.625% 11/15/2029 (d)		315,000	281,215
Chemours Co/The 5.375% 5/15/2027		125,000	122,868
Chemours Co/The 5.75% 11/15/2028 (d)		375,000	354,871
Chemours Co/The 8% 1/15/2033 (d)		325,000	326,812
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (d)		1,139,000	1,108,819
GPD Cos Inc 10.125% 4/1/2026 (d)		520,000	500,996
GrafTech Finance Inc 4.625% 12/15/2028 (d)		450,000	335,837
Iris Holding Inc 10% 12/15/2028 (d)		175,000	159,691
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		398,186	335,472
LSB Industries Inc 6.25% 10/15/2028 (d)		100,000	97,183
Mativ Holdings Inc 8% 10/1/2029 (d)		95,000	95,783
Methanex US Operations Inc 6.25% 3/15/2032 (d)		515,000	513,902
Olin Corp 5% 2/1/2030		565,000	542,707
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		680,000	651,515
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		400,000	410,072
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		500,000	531,528
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)		80,000	76,308
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)		225,000	219,039
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)		175,000	173,302
Scotts Miracle-Gro Co/The 4% 4/1/2031		950,000	848,161
Scotts Miracle-Gro Co/The 4.375% 2/1/2032		150,000	134,276
SK Invictus Intermediate II Sarl 5% 10/30/2029 (d)		275,000	260,005
Tronox Inc 4.625% 3/15/2029 (d)		700,000	644,825
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		955,000	893,056
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		595,000	616,220
			14,162,162
Construction Materials - 0.3%
Eco Material Technologies Inc 7.875% 1/31/2027 (d)		830,000	839,786
Knife River Corp 7.75% 5/1/2031 (d)		75,000	78,657
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		345,000	342,053
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		285,000	303,224
Summit Materials LLC / Summit Materials Finance Corp 5.25% 1/15/2029 (d)		730,000	735,776
Summit Materials LLC / Summit Materials Finance Corp 6.5% 3/15/2027 (d)		685,000	686,280
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (d)		525,000	560,400
White Cap Buyer LLC 6.875% 10/15/2028 (d)		270,000	272,004
			3,818,180
Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		395,000	343,120
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 4.125% 8/15/2026 (d)		215,000	183,224
Ball Corp 2.875% 8/15/2030		100,000	87,833
Ball Corp 6% 6/15/2029		705,000	717,161
Ball Corp 6.875% 3/15/2028		510,000	527,393
Berry Global Inc 4.5% 2/15/2026 (d)		15,000	14,900
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		120,000	120,602
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		100,000	101,019
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)		805,000	807,870
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		280,000	276,760
Graphic Packaging International LLC 3.5% 3/15/2028 (d)		250,000	234,981
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		510,000	468,892
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		165,000	168,070
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (d)		595,000	609,100
Owens-Brockway Glass Container Inc 7.25% 5/15/2031 (d)		150,000	149,437
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc 4.375% 10/15/2028 (d)		250,000	236,639
Sealed Air Corp 5% 4/15/2029 (d)		220,000	213,056
Sealed Air Corp 6.5% 7/15/2032 (d)		100,000	101,811
Sealed Air Corp 6.875% 7/15/2033 (d)		40,000	42,414
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)		155,000	156,519
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)		555,000	577,681
Trident TPI Holdings Inc 12.75% 12/31/2028 (d)		950,000	1,054,558
TriMas Corp 4.125% 4/15/2029 (d)		75,000	69,853
			7,262,893
Metals & Mining - 0.9%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		685,000	716,678
Arsenal AIC Parent LLC 11.5% 10/1/2031 (d)		830,000	938,185
Arsenal AIC Parent LLC 8% 10/1/2030 (d)		505,000	531,338
ATI Inc 5.125% 10/1/2031		210,000	199,347
ATI Inc 7.25% 8/15/2030		629,000	657,556
Big Riv Stl LLC / Brs Fin Corp 6.625% 1/31/2029 (d)		1,041,000	1,048,775
Carpenter Technology Corp 7.625% 3/15/2030		135,000	139,906
Cleveland-Cliffs Inc 6.75% 4/15/2030 (d)		180,000	180,951
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)		315,000	317,215
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		385,000	386,957
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		665,000	677,406
Commercial Metals Co 3.875% 2/15/2031		120,000	108,245
Commercial Metals Co 4.125% 1/15/2030		290,000	270,197
Constellium SE 6.375% 8/15/2032 (d)		315,000	313,531
Hecla Mining Co 7.25% 2/15/2028		1,390,000	1,410,450
Kaiser Aluminum Corp 4.5% 6/1/2031 (d)		50,000	45,153
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)		89,000	85,301
Novelis Corp 3.875% 8/15/2031 (d)		270,000	237,195
Novelis Corp 4.75% 1/30/2030 (d)		790,000	743,442
Roller Bearing Co of America Inc 4.375% 10/15/2029 (d)		225,000	212,014
Vibrantz Technologies Inc 9% 2/15/2030 (d)		1,125,000	1,064,388
			10,284,230
Paper & Forest Products - 0.1%
LABL Inc 10.5% 7/15/2027 (d)		550,000	541,775
LABL Inc 5.875% 11/1/2028 (d)		100,000	89,332
LABL Inc 8.25% 11/1/2029 (d)		30,000	25,997
LABL Inc 8.625% 10/1/2031 (d)		225,000	212,162
LABL Inc 9.5% 11/1/2028 (d)		125,000	126,296
Magnera Corp 7.25% 11/15/2031 (d)		225,000	221,803
			1,217,365
TOTAL MATERIALS			36,744,830

Real Estate - 1.4%
Diversified REITs - 0.3%
GLP Capital LP / GLP Financing II Inc 5.25% 6/1/2025		80,000	79,935
Safehold GL Holdings LLC 2.8% 6/15/2031		356,000	306,957
Safehold GL Holdings LLC 2.85% 1/15/2032		220,000	187,924
Safehold GL Holdings LLC 5.65% 1/15/2035		81,000	81,167
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		695,000	599,145
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		1,225,000	1,301,433
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (d)		225,000	210,356
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		340,000	298,181
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (d)		170,000	159,055
Vici Properties LP / Vici Note Co Inc 4.5% 1/15/2028 (d)		150,000	146,657
XHR LP 6.625% 5/15/2030 (d)		165,000	167,477
			3,538,287
Health Care REITs - 0.3%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		175,000	166,088
Diversified Healthcare Trust 4.375% 3/1/2031		500,000	381,371
Diversified Healthcare Trust 4.75% 2/15/2028		25,000	21,393
Diversified Healthcare Trust 9.75% 6/15/2025		68,000	67,977
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,295,000	845,143
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		370,000	270,571
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,404,000	1,186,401
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026		450,000	407,932
Omega Healthcare Investors Inc 3.25% 4/15/2033		422,000	362,535
			3,709,411
Hotel & Resort REITs - 0.2%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc 3.875% 2/15/2029 (d)		950,000	874,355
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (d)		565,000	542,444
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)		583,000	596,883
RHP Hotel Properties LP / RHP Finance Corp 4.5% 2/15/2029 (d)		635,000	607,219
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (d)		370,000	376,031
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (d)		85,000	88,208
			3,085,140
Real Estate Management & Development - 0.6%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		143,200	133,438
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		48,000	38,790
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		81,000	70,369
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (d)		700,000	707,636
Five Point Operating Co LP / Five Point Capital Corp 11% 1/15/2028 (d)(r)		477,724	487,830
Forestar Group Inc 3.85% 5/15/2026 (d)		600,000	586,848
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)		100,000	105,844
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		955,000	893,171
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		748,000	677,989
Howard Hughes Corp/The 5.375% 8/1/2028 (d)		1,345,000	1,319,957
Hunt Cos Inc 5.25% 4/15/2029 (d)		425,000	402,465
Kennedy-Wilson Inc 4.75% 2/1/2030		275,000	249,446
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)		983,000	959,313
			6,633,096
Specialized REITs - 0.0%
American Tower Corp 5% 1/31/2030		81,000	81,525
Iron Mountain Inc 4.875% 9/15/2027 (d)		30,000	29,542
SBA Communications Corp 3.125% 2/1/2029		200,000	182,976
			294,043
TOTAL REAL ESTATE			17,259,977

Utilities - 2.0%
Electric Utilities - 1.1%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)		45,000	39,086
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		365,000	323,304
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		105,000	101,901
DPL Inc 4.125% 7/1/2025		270,000	268,465
DPL Inc 4.35% 4/15/2029		35,000	32,925
Nextera Energy Operating Partners LP 4.5% 9/15/2027 (d)		90,000	85,600
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (d)		50,000	51,167
NRG Energy Inc 3.625% 2/15/2031 (d)		495,000	441,103
NRG Energy Inc 3.875% 2/15/2032 (d)		450,000	400,955
NRG Energy Inc 5.25% 6/15/2029 (d)		922,000	904,124
NRG Energy Inc 5.75% 7/15/2029 (d)		375,000	371,235
NRG Energy Inc 6% 2/1/2033 (d)		185,000	183,969
NRG Energy Inc 6.25% 11/1/2034 (d)		825,000	824,906
PG&E Corp 5.25% 7/1/2030		1,670,000	1,640,814
PG&E Corp 7.375% 3/15/2055 (c)		1,491,000	1,540,876
Vistra Operations Co LLC 4.375% 5/1/2029 (d)		1,225,000	1,168,889
Vistra Operations Co LLC 5% 7/31/2027 (d)		1,177,000	1,166,030
Vistra Operations Co LLC 5.5% 9/1/2026 (d)		95,000	94,815
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		792,000	792,011
Vistra Operations Co LLC 6.875% 4/15/2032 (d)		370,000	383,821
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		1,730,000	1,837,430
			12,653,426
Gas Utilities - 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027		140,000	134,410
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 8/20/2026		225,000	221,136
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (d)		630,000	647,529
Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/1/2029 (d)		725,000	679,079
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (d)		600,000	545,937
Suburban Propane Partners LP/Suburban Energy Finance Corp 5.875% 3/1/2027		175,000	173,977
			2,402,068
Independent Power and Renewable Electricity Producers - 0.7%
Alpha Generation LLC 6.75% 10/15/2032 (d)		665,000	673,741
Calpine Corp 3.75% 3/1/2031 (d)		25,000	22,570
Calpine Corp 4.5% 2/15/2028 (d)		425,000	411,096
Calpine Corp 4.625% 2/1/2029 (d)		120,000	114,413
Calpine Corp 5% 2/1/2031 (d)		1,210,000	1,146,772
Calpine Corp 5.125% 3/15/2028 (d)		3,039,000	2,967,784
Sunnova Energy Corp 5.875% 9/1/2026 (d)		330,000	284,554
Talen Energy Supply LLC 8.625% 6/1/2030 (d)		1,705,000	1,835,036
Terraform Global Operating LP 6.125% 3/1/2026 (d)		755,000	754,850
TerraForm Power Operating LLC 5% 1/31/2028 (d)		526,000	509,996
			8,720,812
Water Utilities - 0.0%
Solaris Midstream Holdings LLC 7.625% 4/1/2026 (d)		330,000	332,737
TOTAL UTILITIES			24,109,043

TOTAL UNITED STATES			458,070,824
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)		600,000	597,264
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		200,000	205,625
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		615,000	658,642

TOTAL ZAMBIA			1,461,531
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $543,873,103)			531,231,348

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (h)(k) (Cost $530,818)	32,186	351,149

Preferred Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
BP Capital Markets PLC 6.125% (c)(s)	85,000	84,948
Energy Transfer LP 6.625% (c)(s)	145,000	145,780
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (b)(c)(s)	441,000	441,741
Venture Global LNG Inc 9% (c)(d)(s)	2,370,000	2,492,573
		3,165,042
Financials - 0.2%
Banks - 0.2%
Bank of America Corp 5.875% (c)(s)	335,000	341,093
Citigroup Inc 3.875% (c)(s)	487,000	471,414
Citigroup Inc 6.75% (c)(s)	210,000	209,279
Citigroup Inc 7.125% (c)(s)	170,000	175,421
JPMorgan Chase & Co 4.6% (c)(s)	275,000	277,767
M&T Bank Corp 3.5% (c)(s)	40,000	37,632
M&T Bank Corp 5.125% (c)(s)	78,000	77,499
Wells Fargo & Co 6.85% (c)(s)	295,000	309,932
		1,900,037
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (c)(s)	85,000	86,071
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(s)	285,000	248,349
Ally Financial Inc 4.7% (c)(s)	240,000	226,677
Discover Financial Services 5.5% (c)(s)	50,000	48,972
		523,998
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(h)(s)	88,000	87,786
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 4.125% (c)(s)	345,000	328,091
Air Lease Corp 6% (c)(s)	15,000	15,008
Aircastle Ltd 5.25% (c)(d)(s)	366,000	363,180
		706,279
Utilities - 0.4%
Electric Utilities - 0.0%
NRG Energy Inc 10.25% (c)(d)(s)	936,000	1,058,643
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp 7% (c)(d)(s)	1,125,000	1,171,618
Vistra Corp 8% (c)(d)(s)	1,715,000	1,777,847
Vistra Corp 8.875% (c)(d)(s)	1,150,000	1,271,621
		4,221,086
TOTAL UTILITIES		5,279,729

TOTAL UNITED STATES		11,748,942
TOTAL PREFERRED SECURITIES (Cost $10,900,315)		11,748,942

U.S. Treasury Obligations - 0.4%
	Yield (%) (t)	Principal Amount (a)	Value ($)
US Treasury Notes 2.625% 5/31/2027 (w)	3.21	1,530,000	1,475,255
US Treasury Notes 3.75% 5/31/2030	3.74 to 4.35	989,000	971,306
US Treasury Notes 4% 2/15/2034	3.62 to 4.57	2,607,000	2,567,691
US Treasury Notes 4.375% 5/15/2034	4.22 to 4.32	80,000	81,088
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,119,159)			5,095,340

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (u)	4.64	2,370,549	2,371,023
State Street Institutional U.S. Government Money Market Fund Premier Class (v)	0.00 to 0.10	10,485,917	10,485,917
TOTAL MONEY MARKET FUNDS (Cost $12,856,792)			12,856,940

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $1,148,888,753)	1,193,160,717
NET OTHER ASSETS (LIABILITIES) - 0.5%	6,361,655
NET ASSETS - 100.0%	1,199,522,372

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	76	Mar 2025	8,450,250	106,175	106,175
CBOT 2-Year U.S. Treasury Note Contracts (United States)	59	Mar 2025	12,160,453	27,244	27,244
CBOT 5-Year U.S. Treasury Note Contracts (United States)	110	Mar 2025	11,836,172	86,833	86,833
CBOT Long Term U.S. Treasury Bond Contracts (United States)	5	Mar 2025	597,500	14,778	14,778

TOTAL PURCHASED					235,030

Sold

Interest Rate Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	2	Mar 2025	254,375	(7,503)	(7,503)

TOTAL FUTURES CONTRACTS					227,527
The notional amount of futures purchased as a percentage of Net Assets is 2.7%
The notional amount of futures sold as a percentage of Net Assets is 0.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	897,888	GBP	690,972	HSBC BANK USA	1/24/25	18,782
USD	3,788,078	EUR	3,576,661	DEUTSCHE BANK AG NY BRANCH	2/21/25	(5,512)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						13,270
Unrealized Appreciation						18,782
Unrealized Depreciation						(5,512)

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $483,146,715 or 40.3% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Level 3 security
(i)	Non-income producing - Security is in default.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $213,991 and $206,596, respectively.

(k)	Non-income producing
(l)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $113,507 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(m)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,538,226 or 0.4% of net assets.

(n)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(o)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p)	Affiliated Fund
(q)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,680,283 or 0.2% of net assets.

(r)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(s)	Security is perpetual in nature with no stated maturity date.
(t)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(u)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(v)	The rate quoted is the annualized seven-day yield of the fund at period end.
(w)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $587,209.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
TPC Group Inc	12/16/22	1,375,816

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	320,470	44,224,299	42,173,922	60,507	176	-	2,371,023	0.0%
Total	320,470	44,224,299	42,173,922	60,507	176	-	2,371,023

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Capital & Income Fund	144,916,829	15,519,320	22,321,681	5,519,078	699,177	7,932,732	146,746,377
	144,916,829	15,519,320	22,321,681	5,519,078	699,177	7,932,732	146,746,377

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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